UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	4/30/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Global Total Return Fund, Inc.

SEMIANNUAL REPORT	APRIL 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Total return, made up of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Global Total Return Fund, Inc. informative and useful. The report covers performance for the six-month period that ended April 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Total Return Fund, Inc.

June 15, 2016

Prudential Global Total Return Fund, Inc.	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	6.08	4.50	16.30	78.36	—
Class B	5.70	3.74	12.06	65.51	—
Class C	5.71	3.74	12.24	68.00	—
Class Q	6.21	4.84	N/A	N/A	16.51 (2/3/12)
Class Z	6.03	4.59	17.68	82.47	—
Barclays Global Aggregate Bond Index	6.09	4.84	7.50	52.20	—
Lipper Global Income Funds Average*	3.37	0.93	9.63	51.50	—
Lipper Custom Global Income Funds Average*	3.92	0.91	7.33	49.70	—

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A		–1.23	2.61	5.51	—
Class B		–2.33	2.62	5.21	—
Class C		1.67	2.83	5.37	—
Class Q		3.60	N/A	N/A	3.22 (2/3/12)
Class Z		3.67	3.81	6.25	—
Barclays Global Aggregate Bond Index		4.57	1.81	4.35	—
Lipper Global Income Funds Average*		0.09	2.03	4.19	—
Lipper Custom Global Income Funds Average*		0.18	1.64	4.10	—

*The Lipper Custom Global Income Funds Average consists only of un-hedged funds within Lipper’s Global Income Funds Universe and not the entire Global Income Funds Universe, although Lipper classifies the Fund in the Global Income Funds Performance Universe. The Lipper Custom Global Income Funds Average is utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	1%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Barclays Global Aggregate Bond Index—The Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the US Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes euro dollar and euroyen corporate bonds, Canadian government, and agency and corporate securities. The cumulative total return for the Index measured from the month-end closest to the inception date for Class Q shares through 4/30/16 is 4.46%. The average annual total return for the Index measured from the month-end closest to the inception date for Class Q shares through 3/31/16 is 0.73%.

Lipper Global Income Funds Average—The Lipper Global Income Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Income Funds category for the periods noted. Funds in the Lipper Average invest primarily in US dollar and non-US dollar debt securities of issuers located in at least three countries, one of which may be the United States. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 4/30/16 is 7.31%. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 3/31/16 is 1.36%.

Lipper Custom Global Income Funds Average—The Lipper Custom Global Income Funds Average (Lipper Custom Average) consists only of unhedged funds within Lipper’s Global Income Funds Universe and not the entire Global Income Funds Universe, although Lipper classifies the Fund in the Global Income Funds

Prudential Global Total Return Fund, Inc.	5

Your Fund’s Performance (continued)

Performance Universe. The cumulative total return for the Lipper Custom Average measured from the month-end closest to the inception date for Class Q shares through 4/30/16 is 5.55%. The average annual total return for the Lipper Custom Average measured from the month-end closest to the inception date for Class Q shares through 3/31/16 is 0.93%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to the inception date for the indicated share class.

Distributions and Yields as of 4/30/16
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.12	2.03	1.88
Class B	0.09	1.39	1.23
Class C	0.09	1.40	1.24
Class Q	0.13	2.46	2.31
Class Z	0.12	2.36	2.20

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

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Credit Quality expressed as a percentage of total investments as of 4/30/16 (%)
AAA	12.4
AA	12.1
A	15.5
BBB	22.0
BB	15.2
B	5.9
CCC	–0.2
Not Rated	7.9
Cash/Cash Equivalents	9.2
Total	100.0

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Prudential Global Total Return Fund, Inc.	7

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2015, at the beginning of the period, and held through the six-month period ended April 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

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Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Total Return Fund, Inc.		Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,060.80	1.02%	$5.23
	Hypothetical	$1,000.00	$1,019.79	1.02%	$5.12
Class B	Actual	$1,000.00	$1,057.00	1.77%	$9.05
	Hypothetical	$1,000.00	$1,016.06	1.77%	$8.87
Class C	Actual	$1,000.00	$1,057.10	1.77%	$9.05
	Hypothetical	$1,000.00	$1,016.06	1.77%	$8.87
Class Q	Actual	$1,000.00	$1,062.10	0.62%	$3.18
	Hypothetical	$1,000.00	$1,021.78	0.62%	$3.12
Class Z	Actual	$1,000.00	$1,060.30	0.77%	$3.94
	Hypothetical	$1,000.00	$1,021.03	0.77%	$3.87

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2016, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Global Total Return Fund, Inc.	9

Fees and Expenses (continued)

The Fund’s annualized expense ratios for the six-month period ended April 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.19	1.02
B	1.94	1.77
C	1.94	1.77
Q	0.79	0.62
Z	0.94	0.77

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments (unaudited)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
LONG-TERM INVESTMENTS 86.6%

FOREIGN BONDS 44.2%

Argentina 0.4%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes, 144A	6.875%		04/22/21		270	$278,100
Letras del Banco Central de la Republica Argentina, Unsec’d. Notes	41.136	(a)	06/01/16	ARS	15,585	1,053,735

						1,331,835

Australia 0.2%
BHP Billiton Finance USA Ltd., Gtd. Notes, 144A	6.750	(b)	10/19/75		610	632,722
New South Wales Treasury Corp., Series 24, Local Gov’t. Gtd. Notes	5.000		08/20/24	AUD	200	179,401

						812,123

Austria 0.1%
Austria Government International Bond,
Sr. Unsec’d. Notes, EMTN, 144A, RegS	5.000		12/20/24	CAD	100	95,309
Sr. Unsec’d. Notes, MTN, 144A, RegS	5.375		12/01/34	CAD	100	102,907

						198,216

Belgium 1.3%
Belgium Government International Bond,
Sr. Unsec’d. Notes, RegS	9.375		02/21/20	GBP	188	354,670
Unsec’d. Notes, 144A, RegS	8.875		12/01/24		500	744,254
Unsec’d. Notes, MTN	5.000		04/24/18	GBP	2,000	3,146,451
Unsec’d. Notes, MTN	5.700		05/28/32	GBP	150	299,455

						4,544,830

Brazil 1.4%
Brazilian Government International Bond,
Sr. Unsec’d. Notes	2.875		04/01/21	EUR	300	325,953
Sr. Unsec’d. Notes	4.875		01/22/21		500	508,750
Unsec’d. Notes	11.000		06/26/17	EUR	2,744	3,495,451
JBS USA LLC/JBS USA Finance, Inc.,
Gtd. Notes, 144A (original cost $175,275; purchased 12/08/11)(c)(d)	7.250		06/01/21		190	194,750
Sr. Unsec’d. Notes, 144A (original cost $545,000; purchased 05/20/15)(c)(d)	5.750		06/15/25		545	501,400
Minerva Luxembourg SA, Gtd. Notes, 144A	12.250		02/10/22		200	209,750

						5,236,054

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	11

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Bulgaria 0.4%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes, RegS	2.950%	09/03/24	EUR	810	$971,392
Sr. Unsec’d. Notes, RegS	4.250	07/09/17	EUR	500	600,223

					1,571,615

Canada 0.6%
Agrium, Inc., Sr. Unsec’d. Notes	6.125	01/15/41		25	28,325
Barrick Gold Corp., Sr. Unsec’d. Notes	5.250	04/01/42		35	34,175
Barrick North America Finance LLC, Gtd. Notes	5.700	05/30/41		45	44,855
Barrick PD Australia Finance Pty. Ltd., Gtd. Notes	5.950	10/15/39		50	50,593
Canadian Government Bond,
Unsec’d. Notes(e)	1.750	09/01/19	CAD	600	494,159
Unsec’d. Notes(e)	4.000	06/01/41	CAD	650	709,752
Canadian Pacific Railway Co., Sr. Unsec’d. Notes	6.500	05/15/18		77	83,906
Province of British Columbia,
Unsec’d. Notes	3.200	06/18/44	CAD	200	166,408
Unsec’d. Notes	3.300	12/18/23	CAD	200	174,923
Unsec’d. Notes	7.875	11/30/23	CAD	117	127,432
Province of Manitoba Canada, Unsec’d. Notes	2.450	06/02/25	CAD	220	176,019

					2,090,547

Cayman Islands 0.2%
Cayman Islands Government Bond, Sr. Unsec’d. Notes, RegS	5.950	11/24/19		500	557,500

Chile 0.1%
Chile Government International Bond,
Sr. Unsec’d. Notes	1.625	01/30/25	EUR	100	119,708
Sr. Unsec’d. Notes	1.750	01/20/26	EUR	240	287,554
Sr. Unsec’d. Notes	1.875	05/27/30	EUR	100	116,830

					524,092

China 0.1%
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes, 144A	2.500	04/28/20		500	499,584

Colombia 0.8%
Colombia Government International Bond,
Sr. Unsec’d. Notes	4.000	02/26/24		1,000	1,005,000
Sr. Unsec’d. Notes	8.375	02/15/27		215	270,900
Sr. Unsec’d. Notes	11.750	02/25/20		715	934,863
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	480	568,204

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Colombia (cont’d.)
Pacific Exploration & Production Corp., Gtd. Notes, 144A (original cost $199,970; purchased 11/18/13)(c)(d)(i)	5.375%	01/26/19		200	$30,000

					2,808,967

Cyprus 1.8%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN, 144A, RegS	4.625	02/03/20	EUR	4,097	4,961,042
Unsec’d. Notes, EMTN, RegS	3.875	05/06/22	EUR	1,500	1,742,059

					6,703,101

Denmark 0.1%
Denmark Government Bond,
Unsec’d. Notes	1.750	11/15/25	DKK	520	88,853
Unsec’d. Notes	4.500	11/15/39	DKK	500	130,857

					219,710

Dominican Republic 0.2%
Dominican Republic International Bond,
Sr. Unsec’d. Notes, RegS	7.500	05/06/21		500	547,500
Sr. Unsec’d. Notes, RegS	9.040	01/23/18		262	276,086

					823,586

Finland 0.4%
Finland Government International Bond,
Sr. Unsec’d. Notes	6.950	02/15/26		600	822,896
Sr. Unsec’d. Notes, EMTN	2.250	01/18/17	SEK	5,000	633,595

					1,456,491

France 0.1%
France Government Bond OAT, Unsec’d. Notes, RegS(e)	1.750	11/25/24	EUR	300	382,214

Germany 1.1%
KFW, Gov’t. Gtd. Notes	4.700	06/02/37	CAD	179	175,703
Techem Energy Metering Service GmbH & Co. KG, Gtd. Notes, MTN, 144A	7.875	10/01/20	EUR	275	334,965
Techem GmbH, Sr. Sec’d. Notes, MTN, 144A	6.125	10/01/19	EUR	500	599,236
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes, 144A	5.500	09/15/22	EUR	365	445,671

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	13

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Germany (cont’d.)
Volkswagen International Finance NV, Gtd. Notes, RegS	3.750	%(b)	12/31/49	EUR	1,000	$1,113,841
Vonovia Finance BV, Gtd. Notes, RegS	4.625	(b)	04/08/74	EUR	1,000	1,192,633

						3,862,049

Greece 1.3%
Hellenic Republic Government Bond,
Series PSI, Sr. Unsec’d. Notes, RegS	3.000	(b)	02/24/42	EUR	700	461,980
Sr. Unsec’d. Notes, 144A, RegS	4.750		04/17/19	EUR	1,700	1,728,389
Hellenic Republic Government International Bond,
Series 15BR, Sr. Unsec’d. Notes(c)	5.000		08/22/16	JPY	220,000	2,022,619
Sr. Unsec’d. Notes, EMTN(c)	3.800		08/08/17	JPY	60,000	507,165

						4,720,153

Hungary 2.2%
Hungary Government Bond, Series 18/A, Unsec’d. Notes	5.500		12/20/18	HUF	100,000	405,418
Hungary Government International Bond,
Series 5, Sr. Unsec’d. Notes	2.110		10/26/17	JPY	100,000	949,976
Sr. Unsec’d. Notes	4.000		03/25/19		332	344,626
Sr. Unsec’d. Notes	5.375		02/21/23		450	495,868
Sr. Unsec’d. Notes	5.750		11/22/23		350	395,938
Sr. Unsec’d. Notes	6.250		01/29/20		3,200	3,564,000
Sr. Unsec’d. Notes	6.375		03/29/21		530	603,405
Sr. Unsec’d. Notes, EMTN	4.000		05/20/16	CHF	600	626,082
Sr. Unsec’d. Notes, RegS	5.750		06/11/18	EUR	500	634,704

						8,020,017

Iceland 0.5%
Iceland Government International Bond,
Unsec’d. Notes, RegS	4.875		06/16/16		483	484,213
Unsec’d. Notes, RegS	5.875		05/11/22		1,225	1,396,250

						1,880,463

India 0.3%
Bharti Airtel International Netherlands BV, Gtd. Notes, 144A	5.125		03/11/23		200	215,285
Export-Import Bank of India, Sr. Unsec’d. Notes, EMTN, RegS	5.760		04/05/18	AUD	1,000	778,220

						993,505

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Indonesia 1.7%
Indonesia Government International Bond,
Sr. Unsec’d. Notes, 144A	3.375%		07/30/25	EUR	1,800	$2,099,063
Sr. Unsec’d. Notes, MTN, 144A	2.875		07/08/21	EUR	900	1,067,650
Sr. Unsec’d. Notes, MTN, 144A	4.125		01/15/25		335	341,548
Sr. Unsec’d. Notes, MTN, RegS	2.875		07/08/21	EUR	546	647,708
Majapahit Holding BV, Gtd. Notes, RegS	7.750		01/20/20		800	916,000
Pertamina Persero PT, Sr. Unsec’d. Notes, MTN, 144A	4.300		05/20/23		500	496,421
Perusahaan Penerbit SBSN Indonesia III,
Sr. Unsec’d. Notes, 144A	4.350		09/10/24		300	306,360
Sr. Unsec’d. Notes, 144A	6.125		03/15/19		375	410,625

						6,285,375

Ireland 0.5%
CRH America, Inc., Gtd. Notes	8.125		07/15/18		110	123,844
Ireland Government Bond, Unsec’d. Notes, RegS	2.400		05/15/30	EUR	1,200	1,548,587

						1,672,431

Italy 3.4%
Cassa Depositi e Prestiti SpA, Sr. Unsec’d. Notes, EMTN, RegS	4.750		06/18/19	EUR	500	637,945
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes	2.500		12/01/24	EUR	100	125,313
Sr. Unsec’d. Notes	3.750		09/01/24	EUR	900	1,228,245
Sr. Unsec’d. Notes	6.500		11/01/27	EUR	2,295	3,918,729
Sr. Unsec’d. Notes, 144A, RegS	4.750		09/01/44	EUR	500	819,322
Italy Buoni Poliennali Del Tesoro, Unsec’d. Notes	2.000		12/01/25	EUR	2,810	3,363,267
Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.200		07/31/34	EUR	250	393,609
Sr. Unsec’d. Notes, EMTN, RegS	5.250		12/07/34	GBP	232	387,934
Sr. Unsec’d. Notes, EMTN, RegS	5.750		07/25/16	EUR	201	233,114
Sr. Unsec’d. Notes, EMTN, RegS	6.000		08/04/28	GBP	407	723,374
Onorato Armatori SpA, Sr. Sec’d. Notes, 144A	7.750		02/15/23	EUR	450	520,428

						12,351,280

Japan 0.8%
Japan Finance Organization for Municipalities, Gov’t. Gtd. Notes, EMTN	5.750		08/09/19	GBP	400	665,542
Japan Government Twenty Year Bond,
Series 149, Sr. Unsec’d. Notes	1.500		06/20/34	JPY	50,000	576,800
Series 150, Sr. Unsec’d. Notes(f)	1.400		09/20/34	JPY	145,000	1,649,784
MUFG Capital Finance 1 Ltd., Gtd. Notes	6.346	(b)	07/29/49		120	120,450

						3,012,576

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	15

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Kazakhstan 0.3%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, 144A	3.875%	10/14/24		925	$903,077
Sr. Unsec’d. Notes, MTN, 144A	5.125	07/21/25		300	317,175

					1,220,252

Lithuania 0.8%
Lithuania Government International Bond,
Sr. Unsec’d. Notes, RegS	6.125	03/09/21		2,100	2,435,580
Sr. Unsec’d. Notes, RegS	6.625	02/01/22		200	241,500
Sr. Unsec’d. Notes, RegS	7.375	02/11/20		245	289,994

					2,967,074

Macedonia 0.2%
Macedonia Government International Bond, Sr. Unsec’d. Notes, 144A	3.975	07/24/21	EUR	500	551,264

Mexico 4.1%
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	9.375	10/12/22		575	631,925
Mexican Bonos,
Series M, Sr. Unsec’d. Notes	8.000	06/11/20	MXN	41,200	2,652,187
Series M10, Sr. Unsec’d. Notes	8.500	12/13/18	MXN	7,000	445,459
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.875	02/23/22	EUR	200	233,133
Sr. Unsec’d. Notes	2.750	04/22/23	EUR	2,075	2,529,384
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	450	447,130
Sr. Unsec’d. Notes, EMTN	2.375	04/09/21	EUR	100	120,316
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	200	265,930
Sr. Unsec’d. Notes, GMTN	1.625	03/06/24	EUR	400	450,923
Sr. Unsec’d. Notes, GMTN	3.000	03/06/45	EUR	500	514,731
Sr. Unsec’d. Notes, GMTN	4.250	07/14/17	EUR	2,984	3,583,657
Sr. Unsec’d. Notes, GMTN	5.500	02/17/20	EUR	100	134,556
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	840	1,450,752
Sr. Unsec’d. Notes, GMTN	11.000	05/08/17	ITL	250,000	162,642
Petroleos Mexicanos,
Gtd. Notes, EMTN, RegS	1.875	04/21/22	EUR	520	541,543
Gtd. Notes, EMTN, RegS	8.250	06/02/22	GBP	206	341,513
Gtd. Notes, MTN	3.500	07/23/20		330	323,235
Gtd. Notes, MTN	4.250	01/15/25		200	189,680

					15,018,696

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Netherlands 1.0%
Bank Nederlandse Gemeenten NV,
Sr. Unsec’d. Notes, EMTN	0.500%		03/03/21	NZD	2,000	$1,199,796
Sr. Unsec’d. Notes, EMTN, RegS	0.500		06/07/22	ZAR	10,000	407,867
Sr. Unsec’d. Notes, MTN	0.500		05/12/21	ZAR	10,000	449,847
Sr. Unsec’d. Notes, MTN	5.500		05/23/22	AUD	338	292,289
Sr. Unsec’d. Notes, MTN, RegS	0.500		06/22/21	ZAR	6,000	257,298
NN Group NV, Jr. Sub. Notes, RegS	4.500	(b)	12/31/49	EUR	950	1,095,817

						3,702,914

New Zealand 0.1%
New Zealand Local Government Funding Agency, Unsec’d. Notes	6.000		05/15/21	NZD	500	397,582

Norway 0.3%
City of Oslo Norway, Sr. Unsec’d. Notes	3.650		11/08/23	NOK	2,000	275,465
Silk Bidco AS, Sr. Sec’d. Notes, RegS	7.500		02/01/22	EUR	750	882,408

						1,157,873

Panama 0.7%
Panama Government International Bond,
Sr. Unsec’d. Notes	4.000		09/22/24		400	421,000
Sr. Unsec’d. Notes	5.200		01/30/20		800	882,000
Sr. Unsec’d. Notes	8.125		04/28/34		138	190,440
Sr. Unsec’d. Notes	9.375		01/16/23		622	831,925
Sr. Unsec’d. Notes	10.750		05/15/20		275	359,562

						2,684,927

Peru 1.2%
Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates, 144A	1.426	(a)	05/31/18		1,625	1,568,225
Pass-Through Certificates, RegS	2.933	(a)	06/02/25		1,000	775,000
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.750		01/30/26	EUR	300	356,742
Sr. Unsec’d. Notes	3.750		03/01/30	EUR	400	488,828
Sr. Unsec’d. Notes	4.125		08/25/27		400	427,400
Sr. Unsec’d. Notes	7.350		07/21/25		500	669,250

						4,285,445

Poland 1.1%
Poland Government Bond,
Series 719, Unsec’d. Notes	3.250		07/25/19	PLN	1,000	273,696
Series 1023, Unsec’d. Notes	4.000		10/25/23	PLN	3,500	992,337

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	17

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Poland (cont’d.)
Poland Government International Bond, Sr. Unsec’d. Notes	5.000%	03/23/22		2,290	$2,561,937

					3,827,970

Portugal 1.8%
Portugal Government International Bond,
Sr. Unsec’d. Notes, MTN, 144A	5.125	10/15/24		2,200	2,183,619
Sr. Unsec’d. Notes, MTN, RegS	5.125	10/15/24		1,500	1,488,831
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A, RegS	3.850	04/15/21	EUR	500	623,811
Sr. Unsec’d. Notes, 144A, RegS	4.800	06/15/20	EUR	400	515,367
Sr. Unsec’d. Notes, 144A, RegS	5.650	02/15/24	EUR	200	271,590
Unsec’d. Notes, 144A, RegS	3.875	02/15/30	EUR	1,300	1,531,949

					6,615,167

Romania 0.9%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN, RegS	3.625	04/24/24	EUR	730	924,328
Sr. Unsec’d. Notes, MTN, 144A	2.750	10/29/25	EUR	815	957,717
Sr. Unsec’d. Notes, RegS	6.500	06/18/18	EUR	1,000	1,296,776

					3,178,821

Russia 0.4%
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS	3.625	09/16/20	EUR	1,300	1,547,818

Singapore 0.2%
Singapore Government Bond, Sr. Unsec’d. Notes	3.000	09/01/24	SGD	500	400,044
Temasek Financial I Ltd., Gtd. Notes, GMTN	3.265	02/19/20	SGD	500	391,203

					791,247

Slovenia 2.2%
Slovenia Government Bond, Series RS63, Sr. Unsec’d. Notes, RegS	4.375	02/06/19	EUR	300	384,937
Slovenia Government International Bond,
Sr. Unsec’d. Notes, 144A	4.125	02/18/19		300	317,018
Sr. Unsec’d. Notes, 144A	4.750	05/10/18		1,500	1,587,495
Sr. Unsec’d. Notes, 144A	5.850	05/10/23		1,500	1,731,750
Sr. Unsec’d. Notes, RegS	5.250	02/18/24		200	224,500
Sr. Unsec’d. Notes, RegS	5.500	10/26/22		1,700	1,919,215
Sr. Unsec’d. Notes, RegS	5.850	05/10/23		1,715	1,979,967

					8,144,882

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

South Africa 1.0%
Sappi Papier Holding GmbH, Sr. Sec’d. Notes, RegS	3.375%		04/01/22	EUR	600	$690,695
South Africa Government Bond,
Series R208, Sr. Unsec’d. Notes	6.750		03/31/21	ZAR	10,000	653,280
Series R213, Unsec’d. Notes	7.000		02/28/31	ZAR	1,800	102,190
South Africa Government International Bond, Sr. Unsec’d. Notes	3.750		07/24/26	EUR	1,000	1,130,743
ZAR Sovereign Capital Fund Propriety Ltd., Sr. Unsec’d. Notes, 144A	3.903		06/24/20		1,000	993,950

						3,570,858

South Korea 0.5%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, EMTN	0.500		01/25/17	TRY	300	99,302
Sr. Unsec’d. Notes, EMTN	5.375		09/12/19	AUD	1,000	807,133
Sr. Unsec’d. Notes, EMTN	6.350		03/28/17	MXN	900	52,547
Sr. Unsec’d. Notes, MTN, RegS	2.711		12/05/19	CAD	200	163,681
Sr. Unsec’d. Notes, MTN, RegS	3.500		09/26/19	AUD	100	74,496
Sr. Unsec’d. Notes, MTN, RegS	3.990		09/13/16	MXN	6,180	357,230
Sr. Unsec’d. Notes, RegS	5.125		10/15/19	NZD	200	145,794
Korea International Bond, Sr. Unsec’d. Notes, RegS	2.125		06/10/24	EUR	100	126,934

						1,827,117

Spain 4.1%
ADIF Alta Velocidad, Sr. Unsec’d. Notes, EMTN, RegS	1.875		01/28/25	EUR	300	349,110
Autonomous Community of Madrid Spain,
Sr. Unsec’d. Notes	4.110		06/23/16	EUR	100	115,129
Sr. Unsec’d. Notes	5.500		02/14/17	EUR	176	209,971
Sr. Unsec’d. Notes	6.213		06/21/16	EUR	68	78,145
Sr. Unsec’d. Notes	7.608	(b)	10/30/16	EUR	550	654,972
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, EMTN	3.250		06/28/24	CHF	300	379,808
Gov’t. Gtd. Notes, EMTN	5.000		03/31/20	CAD	1,100	956,159
Spain Government Bond,
Sr. Unsec’d. Notes	2.750		04/30/19	EUR	700	865,715
Sr. Unsec’d. Notes, 144A, RegS(f)	4.800		01/31/24	EUR	1,500	2,176,522
Sr. Unsec’d. Notes, 144A, RegS	5.150		10/31/44	EUR	1,000	1,684,560
Sr. Unsec’d. Notes, 144A, RegS(f)	5.850		01/31/22	EUR	3,705	5,482,825
Unsec’d. Notes, 144A, RegS(f)	1.600		04/30/25	EUR	300	347,828
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250		04/06/29	GBP	957	1,603,683

						14,904,427

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	19

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Supranational Bank 1.5%
African Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500%	09/29/20	AUD	445	$304,229
Sr. Unsec’d. Notes, EMTN	0.500	09/21/21	NZD	1,500	902,086
Corp. Andina de Fomento, Sr. Unsec’d. Notes, EMTN, RegS	1.875	05/29/21	EUR	400	485,166
European Investment Bank,
Sr. Unsec’d. Notes, EMTN	0.500	06/21/23	AUD	800	495,669
Sr. Unsec’d. Notes, EMTN	0.500	08/10/23	AUD	720	436,518
Sr. Unsec’d. Notes, EMTN	0.500	10/26/23	AUD	1,840	1,114,729
Sr. Unsec’d. Notes, EMTN, RegS	0.500	07/21/23	AUD	800	491,228
Sr. Unsec’d. Notes, MTN, RegS	4.600	01/30/37	CAD	150	144,780
Inter-American Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	05/23/23	CAD	744	532,310
Unsec’d. Notes, MTN, RegS	0.500	10/30/20	ZAR	2,250	106,773
Unsec’d. Notes, MTN, RegS	0.500	11/30/20		ZAR 1,840	86,637
International Finance Corp., Sr. Unsec’d. Notes, GMTN	7.250	01/18/17	ZAR	5,000	346,689

					5,446,814

Sweden
Kommuninvest I Sverige AB, Local Gov’t. Gtd. Notes, MTN	4.750	08/17/22	AUD	200	166,894

Switzerland 0.3%
Credit Suisse Group Funding Guernsey Ltd., Gtd. Notes, 144A	4.550	04/17/26		670	684,049
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875	04/01/24	EUR	450	536,530

					1,220,579

Turkey 0.6%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.375	11/04/16		200	203,408
Turkey Government Bond, Unsec’d. Notes	8.500	07/10/19	TRY	1,000	352,663
Turkey Government International Bond,
Sr. Unsec’d. Notes	5.500	02/16/17	EUR	1,148	1,367,105
Sr. Unsec’d. Notes	5.875	04/02/19	EUR	247	317,899

					2,241,075

United Kingdom 0.9%
Barclays PLC, Sr. Unsec’d. Notes	3.650	03/16/25		275	263,920
CPUK Finance Ltd, Sec’d. Notes, 144A	7.000	08/28/20	GBP	500	761,627

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

United Kingdom (cont’d.)
HSBC Holdings PLC, Sr. Unsec’d. Notes	5.100%		04/05/21		85	$94,304
Pentair Finance SA, Gtd. Notes	2.450		09/17/19	EUR	250	295,042
Synlab Bondco PLC, Sr. Sec’d. Notes, 144A	6.250		07/01/22	EUR	1,000	1,216,507
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes, 144A	6.000		04/15/21	GBP	450	683,163

						3,314,563

Uruguay
Uruguay Government International Bond, Sr. Unsec’d. Notes	7.000		06/28/19	EUR	119	159,581

TOTAL FOREIGN BONDS (cost $163,379,420)						161,502,154

ASSET-BACKED SECURITIES 13.9%

Collateralized Loan Obligations 6.9%
AIMCO CLO, Series 2014-AA, Class B1, 144A	2.634	(b)	07/20/26		3,000	2,947,091
ALM Ltd., Series 2014-14A, Class A2, 144A	2.734	(b)	07/28/26		1,000	997,245
Anchorage Capital CLO Ltd., Series 2014-3A, Class A2A, 144A	2.884	(b)	04/28/26		250	250,106
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class B, 144A	3.028	(b)	10/15/26		1,000	1,008,194
Avery Point CLO Ltd., Series 2014-5A, Class A, 144A	2.093	(b)	07/17/26		500	498,218
Battalion CLO Ltd.,
Series 2014-5A, Class A2A, 144A	2.783	(b)	04/17/26		500	485,421
Series 2014-6A, Class A1, 144A	2.083	(b)	10/17/26		1,000	983,397
Brookside Mill CLO Ltd., Series 2013-1A, Class B1, 144A	2.383	(b)	04/17/25		3,000	2,886,058
Catamaran CLO Ltd., Series 2014-1A, Class A2, 144A	2.434	(b)	04/20/26		5,000	4,857,480
Four Corners CLO Ltd., Series 2006-3A, Class A, 144A	0.885	(b)	07/22/20		83	81,841
KVK CLO Ltd.,
Series 2014-1A, Class A1, 144A	2.208	(b)	05/15/26		250	249,243
Series 2014-1A, Class B, 144A	2.868	(b)	05/15/26		250	234,365
Series 2014-3A, Class B, 144A	2.728	(b)	10/15/26		1,000	983,725
Madison Park Funding Ltd., Series 2012-9A, Class AR, 144A	1.908	(b)	08/15/22		500	497,557
Neuberger Berman CLO Ltd., Series 2012-12A, Class BR, 144A	2.738	(b)	07/25/23		2,000	1,974,941

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	21

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
RYE Harbour CLO Ltd., Series 2015-1A, Class B2, 144A	2.630%		10/21/28	EUR	2,000	$2,313,015
Shackleton CLO Ltd., Series 2014-6A, Class B1, 144A	2.783	(b)	07/17/26		2,000	1,947,983
Slater Mill Loan Fund LP, Series 2012-1A, Class B, 144A	3.268	(b)	08/17/22		250	248,510
THL Credit Wind River CLO Ltd., Series 2014-1A, Class B2, 144A	4.730		04/18/26		1,300	1,308,892
Voya CLO Ltd., Series 2013-3A, Class A2, 144A	2.433	(b)	01/18/26		250	244,461

						24,997,743

Non-Residential Mortgage-Backed Securities 1.3%
OneMain Financial Issuance Trust,
Series 2015-2A, Class A, 144A	2.570		07/18/25		1,700	1,692,103
Series 2016-1A, Class A, 144A	3.660		02/20/29		1,000	1,005,309
Series 2016-2A, Class A, 144A	4.100		03/20/28		1,000	1,023,627
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160		11/15/24		1,000	1,001,134

						4,722,173

Residential Mortgage-Backed Securities 5.7%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-FM1, Class M1	1.339	(b)	09/25/33		545	511,104
Series 2005-HE2, Class M4	1.399	(b)	04/25/35		1,000	976,223
Aegis Asset-Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2004-2, Class A5	1.339	(b)	06/25/34		125	124,925
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-2, Class M3	3.094	(b)	08/25/32		979	970,529
Series 2002-3, Class M3	3.289	(b)	08/25/32		501	468,926
Series 2004-R8, Class M1	1.399	(b)	09/25/34		325	323,412
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W6, Class M1	1.264	(b)	05/25/34		107	101,754
Series 2005-W2, Class A2C	0.799	(b)	10/25/35		1,185	1,122,097
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.483	(b)	01/15/34		1,004	930,559
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.339	(b)	03/25/34		241	230,401
Series 2004-HE3, Class M2	2.164	(b)	04/25/34		247	226,417

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2	1.239	%(b)	05/25/34	370	$355,975
Countrywide Asset-Backed Certificates, Series 2002-5, Class MV1	1.939	(b)	03/25/33	162	158,847
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	1.264	(b)	08/25/34	882	805,440
Fremont Home Loan Trust,
Series 2004-1, Class M1	1.114	(b)	02/25/34	421	384,996
Series 2004-B, Class M1	1.309	(b)	05/25/34	860	794,272
GSAMP Trust,
Series 2004-FM1, Class M1	1.414	(b)	11/25/33	811	757,649
Series 2005-HE5, Class M1	0.859	(b)	11/25/35	767	742,184
Home Equity Asset Trust,
Series 2004-3, Class M1	1.294	(b)	08/25/34	517	492,918
Series 2005-9, Class 2A4	0.779	(b)	04/25/36	631	619,202
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class A4	0.739	(b)	07/20/36	263	261,880
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1	1.294	(b)	07/25/34	285	274,209
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	1.139	(b)	09/25/34	375	338,199
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.639	(b)	08/25/35	153	145,051
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC8, Class M1	1.489	(b)	09/25/33	228	216,279
Series 2004-NC1, Class M1	1.489	(b)	12/27/33	258	248,718
Series 2004-OP1, Class M1	1.309	(b)	11/25/34	437	395,134
Series 2004-WMC1, Class M1	1.369	(b)	06/25/34	454	439,246
Series 2004-WMC2, Class M1	1.354	(b)	07/25/34	163	155,465
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3	1.419	(b)	02/25/33	314	294,833
New Century Home Equity Loan Trust,
Series 2003-4, Class M1	1.564	(b)	10/25/33	290	278,559
Series 2005-C, Class A2C	0.689	(b)	12/25/35	433	423,508
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-6, Class A2	1.099	(b)	11/25/33	242	223,231
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.701	(b)	09/25/34	110	103,844
Structured Asset Investment Loan Trust,
Series 2003-BC3, Class M1	1.864	(b)	04/25/33	1,206	1,190,299
Series 2004-2, Class A4	1.144	(b)	03/25/34	923	840,417
Series 2004-8, Class A8	1.439	(b)	09/25/34	376	363,945

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	23

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M3	0.869	%(b)	05/25/35		530	$515,648
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A(g)	4.250		04/25/46		870	869,910
VOLT XXVII LLC, Series 2014-NPL7, Class A1, 144A	3.375		08/27/57		656	649,482
VOLT XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625		10/25/57		819	812,190
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375		02/25/55		794	783,138

						20,921,015

TOTAL ASSET-BACKED SECURITIES (cost $49,316,209)						50,640,931

BANK LOANS(b) 0.4%

Consumer 0.1%
OGF SA (France), Private Placement	3.750		10/30/20	EUR	232	266,544

Financials 0.1%
Scandlines GmbH (Germany)	4.500		12/03/20	EUR	314	361,484

Gaming
CCM Merger, Inc.	4.500		08/06/21		108	108,029

Healthcare & Pharmaceutical
RPI Finance Trust	3.250		11/09/18		144	143,771

Technology 0.2%
First Data Corp.	4.131		09/24/18		300	299,938
Transunion LLC	3.500		04/09/21		245	243,622

						543,560

TOTAL BANK LOANS (cost $1,521,403)						1,423,388

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.1%
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.491	(b)	05/10/47		27,500	867,603
Series 2016-GC37, Class XB, IO	0.690	(b)	04/10/49		33,868	1,964,547
COMM Mortgage Trust,
Series 2012-CR1, Class XA, IO	2.252	(b)	05/15/45		4,386	362,764
Series 2014-CR19, Class A3	3.530		08/10/47		1,000	1,064,139
Series 2014-UBS4, Class XB, IO, 144A	0.284	(b)	08/10/47		50,000	796,720

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Eleven Madison Trust Mortgage Trust,
Series 2015-11MD, Class A, 144A	3.673	%(b)	09/10/35	1,300	$1,386,444
Series 2015-11MD, Class C, 144A	3.673	(b)	09/10/35	500	502,672
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	1.169	(b)	01/25/20	20,152	622,203
Series K007, Class X1, IO	1.331	(b)	04/25/20	30,961	1,022,482
Series K008, Class X1, IO	1.797	(b)	06/25/20	13,750	680,872
Series K019, Class X1, IO	1.843	(b)	03/25/22	10,306	835,842
Series K020, Class X1, IO	1.586	(b)	05/25/22	11,451	825,517
Series K025, Class X1, IO	1.015	(b)	10/25/22	20,209	925,072
Series K037, Class X1, IO	1.184	(b)	01/25/24	11,247	692,010
Series K052, Class X1, IO	0.813	(b)	11/25/25	12,782	635,770
Series K717, Class X1, IO	0.636	(b)	09/25/21	11,679	279,925
Series Q001, Class XA, IO	2.355	(b)	02/25/32	6,929	1,249,972
GS Mortgage Securities Trust,
Series 2013-GC14, Class XA, IO	1.001	(b)	08/10/46	38,641	1,496,392
Series 2014-GC20, Class XB, IO	0.500	(b)	04/10/47	30,000	960,342
Series 2014-GC22, Class XB, IO	0.410	(b)	06/10/47	35,000	828,181
Series 2014-GC24, Class XB, IO	0.021	(b)	09/10/47	83,262	126,650
Series 2014-GC26, Class XB, IO	0.446	(b)	11/10/47	56,483	1,539,230
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A3	3.515		03/15/49	1,500	1,575,047
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2005-LDP2, Class AJ	4.842	(b)	07/15/42	104	104,334
Series 2014-FL5, Class XCP, IO, 144A	—	(b)	05/15/16	66,600	1,332
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class XA, IO	0.983	(b)	05/15/48	27,143	1,481,787
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A2	2.982		03/15/49	1,200	1,203,501
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA, IO, 144A	1.814	(b)	05/10/63	6,030	354,992
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.889	(b)	06/15/49	1,387	1,432,408

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $26,048,869)					25,818,750

CORPORATE BONDS 13.2%

Agriculture 0.1%
Altria Group, Inc., Gtd. Notes	9.950		11/10/38	81	146,357
Reynolds American, Inc., Gtd. Notes	8.125		06/23/19	30	35,785

					182,142

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	25

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Airlines 0.2%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	73	$77,907
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates,
Series 2007-1, Class A	6.821		08/10/22	166	191,715
Series 2010-2, Class A	4.950		05/23/19	15	15,349
Series 2011-1, Class A	5.300		04/15/19	148	157,059
UAL, Pass-Through Trust, Pass-Through Certificates, Series 2007-1A, Class A	6.636		07/02/22	89	93,304

					535,334

Auto Manufacturers 0.3%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.551		10/05/18	460	466,890
General Motors Financial Co., Inc., Gtd. Notes	3.100		01/15/19	720	737,805

					1,204,695

Banks 3.3%
Bank of America Corp.,
Series K, Jr. Sub. Notes	8.000	(b)	12/29/49	235	229,125
Series M, Jr. Sub. Notes	8.125	(b)	12/29/49	700	687,750
Series Z, Jr. Sub. Notes	6.500	(b)	12/31/49	1,000	1,052,500
Sr. Unsec’d. Notes, MTN	5.875		02/07/42	410	507,511
Citigroup, Inc.,
Series P, Jr. Sub. Notes	5.950	(b)	12/31/49	600	581,160
Sr. Unsec’d. Notes	8.125		07/15/39	62	95,056
Goldman Sachs Group, Inc. (The),
Series L, Jr. Sub. Notes	5.700	(b)	12/31/49	1,645	1,601,819
Series M, Jr. Sub. Notes	5.375	(b)	12/31/49	700	675,850
Sr. Unsec’d. Notes, MTN	4.800		07/08/44	225	241,663
Sub. Notes	6.750		10/01/37	185	224,271
JPMorgan Chase & Co.,
Series 1, Jr. Sub. Notes	7.900	(b)	04/29/49	450	452,531
Series V, Jr. Sub. Notes	5.000	(b)	12/31/49	1,000	962,600
Series Z, Jr. Sub. Notes	5.300	(b)	12/31/49	1,410	1,410,000
Sub. Notes(h)	3.875		09/10/24	2,000	2,066,556
Morgan Stanley, Series H, Jr. Sub. Notes	5.450	(b)	12/31/49	1,415	1,347,787

					12,136,179

Building Materials 0.1%
Owens Corning, Gtd. Notes	4.200		12/15/22	270	277,777

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals 0.1%
Ashland, Inc., Gtd. Notes	4.750%	08/15/22	300	$301,725
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39	152	232,935

				534,660

Commercial Services 0.3%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $221,242; purchased 10/26/11)(c)(d)	7.000	10/15/37	190	245,569
United Rentals North America, Inc.,
Gtd. Notes	7.375	05/15/20	200	208,000
Gtd. Notes	7.625	04/15/22	750	800,625

				1,254,194

Computers 0.4%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450	10/05/17	500	505,594
Seagate HDD Cayman, Gtd. Notes	3.750	11/15/18	305	302,024
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375	04/01/23	675	681,328

				1,488,946

Diversified Financial Services 0.1%
International Lease Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/15/16	75	75,047
Sr. Unsec’d. Notes	6.250	05/15/19	125	135,625
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	6.875	05/02/18	100	7,530
Navient Corp.,
Sr. Unsec’d. Notes, MTN	6.000	01/25/17	75	76,219
Sr. Unsec’d. Notes, MTN	8.450	06/15/18	225	240,750

				535,171

Electric 1.4%
AES Corp., Sr. Unsec’d. Notes	7.375	07/01/21	700	803,250
DPL, Inc., Sr. Unsec’d. Notes	6.750	10/01/19	700	719,250
Dynegy, Inc.,
Gtd. Notes	6.750	11/01/19	650	655,525
Gtd. Notes	7.375	11/01/22	350	345,723
Gtd. Notes	7.625	11/01/24	900	879,750
NRG Energy, Inc., Gtd. Notes	8.250	09/01/20	1,500	1,552,500
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950	05/15/18	50	55,729

				5,011,727

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	27

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Electronics 0.4%
Honeywell International, Inc., Sr. Unsec’d. Notes	2.250%		02/22/28	EUR	700	$841,173
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700		09/15/22		655	665,519

						1,506,692

Engineering & Construction 0.1%
Fluor Corp., Sr. Unsec’d. Notes	1.750		03/21/23	EUR	400	468,895

Entertainment 0.7%
Cinemark USA, Inc., Gtd. Notes	4.875		06/01/23		1,000	992,610
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $1,032,500; purchased 08/27/14)(c)(d)	5.000		08/01/18		1,000	1,015,000
Scientific Games International, Inc., Gtd. Notes	10.000		12/01/22		750	619,875

						2,627,485

Food 0.2%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750		06/15/23		675	702,000

Forest & Paper Products
International Paper Co., Sr. Unsec’d. Notes	7.300		11/15/39		75	98,003

Healthcare-Services 1.0%
CHS/Community Health Systems, Inc.,
Gtd. Notes	6.875		02/01/22		1,000	905,000
Gtd. Notes	7.125		07/15/20		750	723,960
HCA, Inc., Sr. Sec’d. Notes	6.500		02/15/20		750	830,625
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125		04/01/22		1,000	1,037,500

						3,497,085

Home Builders 0.5%
KB Home, Gtd. Notes	7.500		09/15/22		1,000	1,020,900
William Lyon Homes, Inc., Gtd. Notes	7.000		08/15/22		800	780,000

						1,800,900

Insurance 0.5%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500		11/15/20		30	33,171
Chubb Corp. (The), Gtd. Notes	6.375	(b)	04/15/37		140	120,400
Liberty Mutual Group, Inc.,
Sr. Unsec’d. Notes, 144A	2.750		05/04/26	EUR	1,200	1,372,506
Sr. Unsec’d. Notes, 144A	6.500		03/15/35		90	106,754
Progressive Corp. (The), Jr. Sub. Notes	6.700	(b)	06/15/37		100	94,390

						1,727,221

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Lodging 0.1%
MGM Resorts International, Gtd. Notes	6.625%	12/15/21		500	$532,500

Machinery-Diversified 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21		225	242,623

Media 1.0%
21st Century Fox America, Inc.,
Gtd. Notes	6.150	03/01/37		415	506,734
Gtd. Notes	6.900	08/15/39		60	75,417
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.875	04/01/24		380	398,050
Gtd. Notes, 144A	5.875	05/01/27		675	691,875
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125	12/15/21		700	659,750
Historic TW, Inc., Gtd. Notes	6.625	05/15/29		225	280,073
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250	02/01/30		500	518,750
Time Warner Cable, Inc., Gtd. Notes	8.750	02/14/19		300	353,919
Viacom, Inc., Sr. Unsec’d. Notes	4.500	02/27/42		233	191,187

					3,675,755

Miscellaneous Manufacturing 0.2%
Actuant Corp., Gtd. Notes	5.625	06/15/22		400	408,000
Textron, Inc., Sr. Unsec’d. Notes	7.250	10/01/19		200	228,895

					636,895

Office & Business Equipment 0.3%
Xerox Corp., Sr. Unsec’d. Notes	3.500	08/20/20		1,000	988,894

Oil & Gas 0.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		35	37,759
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.000	06/15/45		155	133,379
Sr. Unsec’d. Notes	5.600	07/15/41		70	61,703
Sr. Unsec’d. Notes	5.850	12/15/25		305	320,300
Nabors Industries, Inc., Gtd. Notes	4.625	09/15/21		170	156,118

					709,259

Packaging & Containers 0.3%
Ball Corp., Gtd. Notes	4.375	12/15/23	EUR	300	373,574
Greif, Inc., Sr. Unsec’d. Notes	7.750	08/01/19		140	157,150
WestRock MWV LLC, Sr. Unsec’d. Notes	7.375	09/01/19		450	510,461
WestRock RKT Co., Gtd. Notes	4.450	03/01/19		175	183,407

					1,224,592

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	29

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 0.1%
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes, EMTN	5.750%		10/01/20	EUR	200	$241,435

Retail 0.3%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625		06/15/20		750	733,125
Landry’s, Inc., Gtd. Notes, 144A (original cost $315,000; purchased 02/16/16)(c)(d)	9.375		05/01/20		300	315,375

						1,048,500

Software 0.2%
First Data Corp., Gtd. Notes, 144A	7.000		12/01/23		630	647,325

Telecommunications 0.2%
CommScope, Inc., Gtd. Notes, 144A	5.000		06/15/21		200	203,000
Qwest Corp., Sr. Unsec’d. Notes	6.500		06/01/17		465	486,613

						689,613

Transportation 0.5%
FedEx Corp.,
Gtd. Notes	1.000		01/11/23	EUR	500	571,122
Gtd. Notes	1.625		01/11/27	EUR	840	950,691
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000		03/15/2105		300	347,221

						1,869,034

TOTAL CORPORATE BONDS (cost $47,923,457)						48,095,531

MUNICIPAL BONDS 0.8%

Connecticut 0.1%
State of Connecticut Special Tax Revenue, Revenue Bonds, BABs	5.459		11/01/30		275	332,912

New York 0.1%
City of New York, NY, GO, BABs	5.968		03/01/36		250	327,272

Puerto Rico 0.5%
Commonwealth of Puerto Rico,
GO	1.191	(b)	07/01/20		300	293,400
GO	4.000		07/01/16		240	241,149
GO	5.250		07/01/17		125	125,694
GO	5.500		07/01/16		345	347,536

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
MUNICIPAL BONDS (Continued)

Puerto Rico (cont’d.)
Puerto Rico Highways & Transportation Authority, Series E, Revenue Bonds	5.500%		07/01/17		250	$257,572
Puerto Rico Municipal Finance Agency,
Series B, Revenue Bonds	5.250		07/01/16		130	130,772
Series C, Revenue Bonds	5.000		08/01/16		175	175,576
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, CABs	4.540	(j)	08/01/41		1,265	407,090

						1,978,789

Tennessee 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731		07/01/43		125	167,663

TOTAL MUNICIPAL BONDS (cost $2,495,566)						2,806,636

RESIDENTIAL MORTGAGE-BACKED SECURITIES 6.0%
Aire Valley Mortgages PLC,
Series 2005-1X, Class 2A2, RegS	0.126	(b)	09/20/66	EUR	1,068	1,194,885
Series 2006-1A, Class 1A, 144A	0.843	(b)	09/20/66		2,408	2,324,966
Series 2006-1X, Class 1B2, RegS	0.166	(b)	09/20/66	EUR	1,000	1,076,658
Series 2007-1A, Class 2A1, 144A	0.863	(b)	09/20/66		717	691,823
Series 2007-1X, Class 2A2, RegS	0.026	(b)	09/20/66	EUR	851	948,680
APS Resecuritization Trust, Series 2016-1, Class 1A, 144A(c)	0.584	(b)	07/31/57		3,355	3,026,970
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A	2.413	(b)	09/26/45		768	752,456
Credit Suisse Mortgage Trust, Series 2015-12R, Class 1A1, 144A(g)	2.439	(b)	10/30/47		1,484	1,463,292
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3(k)	3.739	(b)	10/25/27		1,000	993,506
LSTAR Securities Investment Trust,
Series 2014-1, Class NOTE, 144A(c)(g)	3.539	(b)	09/01/21		1,184	1,173,258
Series 2014-2, Class A, 144A(g)	2.439	(b)	12/01/21		803	791,707
Series 2015-1, Class A, 144A	2.439	(b)	01/01/20		1,094	1,074,545
Series 2015-2, Class A, 144A	2.434	(b)	01/01/20		1,325	1,307,818
Series 2015-5, Class A1, 144A(g)	2.439	(b)	04/01/20		760	743,361
Sereis 2015-6, Class A, 144A(g)	2.439	(b)	05/01/20		334	325,868
Series 2015-8, Class A1, 144A	2.439	(b)	08/01/20		2,727	2,674,857
Sereis 2016-1, Class A1, 144A(g)	2.439	(b)	01/01/21		1,264	1,225,721

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $22,234,942)						21,790,371

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	31

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS 0.5%
Federal National Mortgage Assoc.	5.375%	12/07/28	GBP	275	$520,250
Tennessee Valley Authority,
Sr. Unsec’d. Notes	5.350	06/07/21	GBP	430	736,633
Sr. Unsec’d. Notes	5.625	06/07/32	GBP	191	373,174
Sr. Unsec’d. Notes	7.125	05/01/30		300	443,111

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,175,101)					2,073,168

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Bonds	3.000	11/15/45		385	411,980
U.S. Treasury Notes	1.000	03/15/18		435	436,886
U.S. Treasury Notes(h)	1.250	03/31/21		500	499,239
U.S. Treasury Notes	1.375	08/31/20		120	120,834
U.S. Treasury Notes(h)	2.125	12/31/22		380	393,316

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,850,967)					1,862,255

			Shares
PREFERRED STOCK

Banking
Citigroup Capital XIII, 7.008%, (Capital Security, fixed to floating preferred) (cost $100,000)(b)				4,000	104,600

TOTAL LONG-TERM INVESTMENTS (cost $317,045,934)					316,117,784

SHORT-TERM INVESTMENTS 7.6%

AFFILIATED MUTUAL FUND 7.0%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $25,448,130)(l)				25,448,130	25,448,130

	Counterparty		Notional Amount (000)#
OPTIONS PURCHASED* 0.6%

Call Options 0.1%
5 Year CDX.NA.HY.26.V1, expiring 08/17/16, Strike Price $106.00	Citigroup Global Markets			4,000	9,600
5 Year CDX.NA.IG.26.V1, expiring 08/17/16, Strike Price $60.00	Citigroup Global Markets			40,000	20,000
5 Year ITRAXX.EUR.25.V1, expiring 07/20/16, Strike Price $55.00	Citigroup Global Markets		EUR	40,000	22,901

See Notes to Financial Statements.

32

Description	Counterparty	Notional Amount (000)#		Value (Note 1)
OPTIONS PURCHASED* (Continued)

Call Options (cont’d.)
Mexican Peso/Japanese Yen @ FX Rate 8.500, expiring 05/18/16	Credit Suisse First Boston Corp.	MXN	60,000	$—
Turkish Lira/Japanese Yen @ FX Rate 41.000, expiring 09/27/16	JPMorgan Chase	TRY	8,500	13,246
United States Dollar/Brazilian Real @ FX Rate 4.400, expiring 05/10/16	Morgan Stanley		4,000	—
United States Dollar/Brazilian Real @ FX Rate 7.500, expiring 08/18/16	Morgan Stanley		4,000	100
United States Dollar/Hungarian Forint @ FX Rate 330.000, expiring 06/09/16	JPMorgan Chase		4,000	140
United States Dollar/Malayasian Ringitt @ FX Rate 6.090, expiring 08/16/16	Hong Kong & Shanghai Bank		4,000	296
United States Dollar/Mexican Peso @ FX Rate 21.000, expiring 08/24/16	JPMorgan Chase		4,000	6,161
United States Dollar/Mexican Peso @ FX Rate 21.000, expiring 12/02/16	JPMorgan Chase		4,000	24,470
United States Dollar/Mexican Peso @ FX Rate 22.000, expiring 06/02/16	JPMorgan Chase		8,000	37
United States Dollar/New Taiwanese Dollar @ FX Rate 30.900, expiring 05/27/16	Credit Suisse First Boston Corp.		4,000	174,369
United States Dollar/New Taiwanese Dollar @ FX Rate 33.000, expiring 05/27/16	Barclays Capital Group		4,000	3,775
United States Dollar/New Taiwanese Dollar @ FX Rate 33.250, expiring 11/17/16	JPMorgan Chase		4,000	43,943
United States Dollar/Philippine Peso @ FX Rate 47.250, expiring 08/05/16	JPMorgan Chase		4,000	51,747
United States Dollar/Philippine Peso @ FX Rate 60.000, expiring 08/08/16	JPMorgan Chase		2,000	74
United States Dollar/Polish Zloty @ FX Rate 5.500, expiring 06/09/16	Barclays Capital Group		4,000	7
United States Dollar/Singapore Dollar @ FX Rate 1.500, expiring 01/09/17	Citigroup Global Markets		4,000	14,792
United States Dollar/South African Rand @ FX Rate 25.000, expiring 11/08/16	Credit Suisse First Boston Corp.		5,000	8,392
United States Dollar/South Korean Won @ FX Rate 1,600.000, expiring 05/18/16	JPMorgan Chase		4,000	—
United States Dollar/Turkish Lira @ FX Rate 4.500, expiring 09/05/16	Credit Suisse First Boston Corp.		4,000	835
United States Dollar/Turkish Lira @ FX Rate 5.000, expiring 11/08/16	Credit Suisse First Boston Corp.		5,000	2,801

				397,686

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	33

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Counterparty	Notional Amount (000)#		Value (Note 1)
OPTIONS PURCHASED* (Continued)

Put Options 0.5%
5 Year CDX.NA.HY.26.V1, expiring 08/17/16, Strike Price $103.00	Citigroup Global Markets		10,000	$230,000
5 Year CDX.NA.IG.26.V1, expiring 08/17/16, Strike Price $85.00	Citigroup Global Markets		40,000	144,000
5 Year ITRAXX.EUR.25.V1, expiring 07/20/16, Strike Price $80.00	Citigroup Global Markets	EUR	40,000	174,048
Australian Dollar/Japanese Yen @ FX Rate 50.000, expiring 07/25/16	Barclays Capital Group	AUD	24,000	3,909
Australian Dollar/Japanese Yen @ FX Rate 77.000, expiring 01/24/17	Citigroup Global Markets	AUD	24,000	725,840
British Pound/United States Dollar @ FX Rate 1.100, expiring 02/14/17	JPMorgan Chase	GBP	2,750	10,170
British Pound/United States Dollar @ FX Rate 1.300, expiring 02/14/17	JPMorgan Chase	GBP	2,750	44,478
Euro/Polish Zloty @ FX Rate 4.300, expiring 12/08/16	Citigroup Global Markets	EUR	3,650	59,111
Mexican Peso/Japanese Yen @ FX Rate 6.500, expiring 05/18/16	JPMorgan Chase	MXN	60,000	180,968
Turkish Lira/Japanese Yen @ FX Rate 33.000, expiring 08/02/16	UBS AG	TRY	8,500	20,891
United States Dollar/Brazilian Real @ FX Rate 3.700, expiring 11/16/17	Morgan Stanley		4,000	232,219
United States Dollar/Mexican Peso @ FX Rate 16.000, expiring 08/24/16	JPMorgan Chase		4,000	15,405
United States Dollar/Turkish Lira @ FX Rate 2.800, expiring 03/03/17	Credit Suisse First Boston Corp.		4,000	54,691

				1,895,730

TOTAL OPTIONS PURCHASED (cost $2,871,356)				2,293,416

TOTAL SHORT-TERM INVESTMENTS (cost $28,319,486)				27,741,546

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 94.2% (cost $345,365,420)(Note 5)				343,859,330

OPTIONS WRITTEN* (0.5)%

Call Options (0.2)%
5 Year CDX.NA.HY.26.V1, expiring 08/17/16, Strike Price $105.00	Citigroup Global Markets		10,000	(38,000)
5 Year CDX.NA.IG.26.V1, expiring 08/17/16, Strike Price $70.00	Citigroup Global Markets		40,000	(60,000)

See Notes to Financial Statements.

34

Description	Counterparty	Notional Amount (000)#		Value (Note 1)

OPTIONS WRITTEN* (Continued)

Call Options (cont’d.)
5 Year ITRAXX.EUR.25.V1, expiring 07/20/16, Strike Price $65.00	Citigroup Global Markets	EUR	40,000	$(64,123)
Mexican Peso/Japanese Yen @ FX Rate 8.500, expiring 05/18/16	JPMorgan Chase	MXN	60,000	—
Turkish Lira/Japanese Yen @ FX Rate 41.000, expiring 09/27/16	UBS AG	TRY	8,500	(13,246)
United States Dollar/Brazilian Real @ FX Rate 4.400, expiring 05/10/16	Credit Suisse First Boston Corp.		4,000	—
United States Dollar/Brazilian Real @ FX Rate 7.500, expiring 11/16/17	Morgan Stanley		4,000	(38,947)
United States Dollar/Hungarian Forint @ FX Rate 330.000, expiring 06/09/16	Citigroup Global Markets		4,000	(140)
United States Dollar/Malayasian Ringitt @ FX Rate 5.500, expiring 01/09/17	Credit Suisse First Boston Corp.		4,000	(9,099)
United States Dollar/Mexican Peso @ FX Rate 21.000, expiring 08/24/16	JPMorgan Chase		4,000	(6,161)
United States Dollar/Mexican Peso @ FX Rate 21.000, expiring 12/02/16	JPMorgan Chase		4,000	(24,470)
United States Dollar/Mexican Peso @ FX Rate 22.000, expiring 06/02/16	JPMorgan Chase		8,000	(37)
United States Dollar/New Taiwanese Dollar @ FX Rate 30.900, expiring 05/27/16	Barclays Capital Group		4,000	(174,368)
United States Dollar/New Taiwanese Dollar @ FX Rate 33.000, expiring 05/27/16	Credit Suisse First Boston Corp.		4,000	(3,775)
United States Dollar/New Taiwanese Dollar @ FX Rate 35.500, expiring 11/17/16	JPMorgan Chase		4,000	(13,932)
United States Dollar/Philippine Peso @ FX Rate 50.000, expiring 08/05/16	JPMorgan Chase		6,000	(10,536)
United States Dollar/Polish Zloty @ FX Rate 4.650, expiring 12/08/16	Barclays Capital Group		4,000	(17,309)
United States Dollar/Singapore Dollar @ FX Rate 1.650, expiring 01/09/17	Citigroup Global Markets		4,000	(3,742)
United States Dollar/South African Rand @ FX Rate 25.000, expiring 11/08/17	Credit Suisse First Boston Corp.		5,000	(106,197)
United States Dollar/South Korean Won @ FX Rate 1,350.000, expiring 11/17/16	JPMorgan Chase		4,000	(18,259)
United States Dollar/Turkish Lira @ FX Rate 4.250, expiring 03/03/17	Credit Suisse First Boston Corp.		4,000	(19,787)
United States Dollar/Turkish Lira @ FX Rate 5.000, expiring 11/08/17	Credit Suisse First Boston Corp.		5,000	(52,033)

				(674,161)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	35

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Counterparty	Notional Amount (000)#		Value (Note 1)

OPTIONS WRITTEN* (Continued)

Put Options (0.3)%
5 Year CDX.NA.HY.26.V1, expiring 08/17/16, Strike Price $100.00	Citigroup Global Markets		10,000	$(134,000)
5 Year CDX.NA.IG.26.V1, expiring 08/17/16, Strike Price $115.00	Citigroup Global Markets		40,000	(50,000)
5 Year ITRAXX.EUR.25.V1, expiring 07/20/16, Strike Price $105.00	Citigroup Global Markets	EUR	40,000	(68,703)
Australian Dollar/Japanese Yen @ FX Rate 67.000, expiring 01/24/17	Citigroup Global Markets	AUD	48,000	(552,224)
British Pound/United States Dollar @ FX Rate 1.200, expiring 02/14/17	JPMorgan Chase	GBP	5,500	(42,150)
Euro/Polish Zloty @ FX Rate 4.100, expiring 12/08/16	Citigroup Global Markets	EUR	3,650	(15,213)
Mexican Peso/Japanese Yen @ FX Rate 6.500, expiring 05/18/16	Credit Suisse First Boston Corp.	MXN	60,000	(180,969)
Turkish Lira/Japanese Yen @ FX Rate 33.000, expiring 08/02/16	Barclays Capital Group	TRY	8,500	(20,891)
United States Dollar/Brazilian Real @ FX Rate 3.700, expiring 11/16/17	Citigroup Global Markets		4,000	(232,220)
United States Dollar/Mexican Peso @ FX Rate 16.000, expiring 08/24/16	JPMorgan Chase		4,000	(15,405)

				(1,311,775)

TOTAL OPTIONS WRITTEN (premiums received $2,746,981)				(1,985,936)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 93.7% (cost $342,618,439)				341,873,394
Other assets in excess of liabilities(m) 6.3%				22,980,635

NET ASSETS 100.0%				$364,854,029

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

BABs—Build America Bonds

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BIBOR—Bangkok Interbank Offered Rate

bps—Basis Points

See Notes to Financial Statements.

36

BUBOR—Budapest Interbank Offered Rate

CABs—Capital Appreciation Bonds

CDO—Collateralized Debt Obligation

CDX—Credit Derivative Index

CIBOR—Copenhagen Interbank Offered Rate

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage Backed Securities Index

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

GMTN—Global Medium Term Note

GO—General Obligation

HIBOR—Hong Kong Interbank Offered Rate

IO—Interest Only

ITRAXX—International Credit Derivative Index

JIBAR—Johannesburg Interbank Agreed Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

L2—Level 2

L3—Level 3

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

MUNIPSA—SIFMA Municipal Swap Index Yield

NIBOR—Norwegian Interbank Offered Rate

OTC—Over-the-counter

PRIBOR—Prague Interbank Offered Rate

SIBOR—Singapore Interbank Offered Rate

SIFMA—Securities Industry and Financial Markets Association

STIBOR—Stockholm Interbank Offered Rate

TAIBOR—Taiwan Interbank Offered Rate

TELBOR—Tel Aviv Interbank Offered Rate

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	37

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Represents a zero coupon or step bond. Rate quoted represents yield to maturity at purchase date.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2016.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of the restricted securities is $2,488,987. The aggregate value of $2,302,094 is approximately 0.6% of net assets.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(g)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $6,596,732 and 1.8% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(i)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(j)	Represents a zero coupon or step bond. Rate quoted represents effective yield at April 30, 2016.
(k)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(l)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

38

Futures contracts outstanding at April 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
32	2 Year U.S. Treasury Notes	Jun. 2016	$6,988,322	$6,996,000	$7,678
603	5 Year U.S. Treasury Notes	Jun. 2016	72,917,501	72,911,180	(6,321)
5	10 Year U.K. Gilt	Jun. 2016	884,512	873,771	(10,741)
912	10 Year U.S. Treasury Notes	Jun. 2016	118,748,853	118,617,000	(131,853)
160	U.S. Ultra Bonds	Jun. 2016	27,569,366	27,415,000	(154,366)

					(295,603)

	Short Positions:
99	90 Day Euro Dollar	Mar. 2017	24,502,351	24,522,300	(19,949)
279	90 Day Euro Dollar	Jun. 2017	69,133,800	69,066,450	67,350
17	90 Day Euro Dollar	Sep. 2017	4,208,743	4,205,588	3,155
17	90 Day Euro Dollar	Dec. 2017	4,198,755	4,202,612	(3,857)
7	10 Year Japanese Bonds	Jun. 2016	9,976,680	9,966,447	10,233
5	30 Year Euro-Buxl Bonds	Jun. 2016	954,667	935,968	18,699
27	Euro-Bobl	Jun. 2016	4,060,495	4,045,424	15,071
4	Euro-Bund	Jun. 2016	740,419	741,446	(1,027)
47	U.S. Long Bonds	Jun. 2016	7,763,128	7,675,688	87,440

					177,115

					$(118,488)

(1)	Cash of $1,050,000 and Foreign Bonds with a combined market value of $1,561,418 have been segregated with J.P. Morgan Securities LLC to cover requirements for open contracts at April 30, 2016.

Forward foreign currency exchange contracts outstanding at April 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 05/18/16	Barclays Capital Group	AUD	569	$437,000	$432,469	$(4,531)
Expiring 05/18/16	Barclays Capital Group	AUD	316	243,000	240,422	(2,578)
Expiring 05/18/16	Barclays Capital Group	AUD	143	110,000	108,621	(1,379)
Expiring 05/18/16	Barclays Capital Group	AUD	107	81,000	81,427	427
Expiring 07/14/16	Citigroup Global Markets	AUD	1,851	1,413,600	1,403,060	(10,540)
Expiring 07/14/16	Citigroup Global Markets	AUD	1,366	1,063,800	1,035,604	(28,196)
Expiring 07/14/16	JPMorgan Chase	AUD	230	176,200	174,278	(1,922)
Expiring 07/14/16	Toronto Dominion	AUD	1,146	881,200	868,674	(12,526)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	39

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Brazilian Real,
Expiring 05/12/16	Bank of America	BRL	128	$35,500	$37,044	$1,544
Expiring 05/12/16	Citigroup Global Markets	BRL	19,637	5,328,448	5,686,549	358,101
Expiring 05/12/16	Citigroup Global Markets	BRL	4,788	1,290,042	1,386,640	96,598
Expiring 05/12/16	Citigroup Global Markets	BRL	3,033	823,742	878,315	54,573
Expiring 05/12/16	Morgan Stanley	BRL	5,412	1,327,000	1,567,280	240,280
Expiring 05/18/16	Bank of America	BRL	2,141	588,000	618,714	30,714
Expiring 05/18/16	Barclays Capital Group	BRL	289	78,000	83,485	5,485
Expiring 05/18/16	Citigroup Global Markets	BRL	2,124	592,000	613,821	21,821
Expiring 05/18/16	Citigroup Global Markets	BRL	638	176,000	184,278	8,278
Expiring 11/20/17	Citigroup Global Markets	BRL	5,658	1,368,319	1,488,105	119,786
British Pound,
Expiring 05/18/16	Barclays Capital Group	GBP	131	184,000	190,722	6,722
Expiring 05/18/16	Barclays Capital Group	GBP	125	177,000	181,989	4,989
Expiring 05/18/16	Barclays Capital Group	GBP	111	159,000	162,863	3,863
Expiring 05/18/16	Barclays Capital Group	GBP	84	118,000	122,225	4,225
Expiring 05/18/16	Barclays Capital Group	GBP	73	106,000	106,814	814
Expiring 05/18/16	Barclays Capital Group	GBP	70	101,000	102,474	1,474
Expiring 05/18/16	Citigroup Global Markets	GBP	74	107,000	107,546	546
Expiring 07/27/16	Citigroup Global Markets	GBP	1,219	1,767,300	1,781,399	14,099
Expiring 07/27/16	Citigroup Global Markets	GBP	1,219	1,767,300	1,782,092	14,792
Canadian Dollar,
Expiring 05/18/16	Barclays Capital Group	CAD	384	298,000	305,775	7,775
Expiring 05/18/16	Barclays Capital Group	CAD	194	153,000	154,973	1,973
Expiring 05/18/16	Barclays Capital Group	CAD	123	97,000	97,895	895
Expiring 07/14/16	BNP Paribas	CAD	225	177,600	179,479	1,879
Expiring 07/14/16	Citigroup Global Markets	CAD	1,573	1,241,100	1,253,576	12,476
Expiring 07/14/16	Citigroup Global Markets	CAD	902	711,472	719,059	7,587
Expiring 07/14/16	Toronto Dominion	CAD	11,039	8,615,026	8,798,526	183,500
Chilean Peso,
Expiring 05/12/16	Citigroup Global Markets	CLP	561,833	830,500	849,428	18,928
Expiring 05/13/16	Barclays Capital Group	CLP	300,233	433,925	453,875	19,950
Expiring 05/13/16	Citigroup Global Markets	CLP	615,228	902,200	930,067	27,867
Expiring 05/13/16	Citigroup Global Markets	CLP	562,802	846,000	850,811	4,811
Expiring 05/13/16	Citigroup Global Markets	CLP	300,059	433,925	453,612	19,687
Expiring 05/13/16	Citigroup Global Markets	CLP	85,070	118,614	128,604	9,990
Expiring 05/18/16	Barclays Capital Group	CLP	80,057	119,000	120,969	1,969
Chinese Renminbi,
Expiring 05/18/16	Citigroup Global Markets	CNH	604	93,000	93,037	37
Expiring 08/15/16	Barclays Capital Group	CNH	12,459	1,880,000	1,913,908	33,908
Expiring 08/15/16	Barclays Capital Group	CNH	1,412	213,738	216,871	3,133

See Notes to Financial Statements.

40

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Colombian Peso,
Expiring 05/13/16	Barclays Capital Group	COP	1,631,131	$482,869	$571,428	$88,559
Expiring 05/13/16	Barclays Capital Group	COP	396,413	115,505	138,874	23,369
Expiring 05/13/16	Citigroup Global Markets	COP	4,189,908	1,252,665	1,467,834	215,169
Expiring 05/13/16	Citigroup Global Markets	COP	877,260	260,006	307,327	47,321
Expiring 05/13/16	Citigroup Global Markets	COP	801,389	237,308	280,747	43,439
Expiring 05/13/16	Citigroup Global Markets	COP	536,582	158,893	187,979	29,086
Expiring 05/18/16	Barclays Capital Group	COP	571,900	190,000	200,195	10,195
Expiring 05/18/16	Barclays Capital Group	COP	219,511	71,000	76,840	5,840
Expiring 05/18/16	Citigroup Global Markets	COP	1,511,522	502,000	529,111	27,111
Expiring 05/18/16	Citigroup Global Markets	COP	1,092,960	360,000	382,593	22,593
Expiring 05/18/16	Citigroup Global Markets	COP	605,850	210,000	212,079	2,079
Expiring 05/18/16	Citigroup Global Markets	COP	604,968	208,000	211,770	3,770
Expiring 05/18/16	Citigroup Global Markets	COP	402,986	137,000	141,066	4,066
Czech Koruna,
Expiring 05/18/16	Barclays Capital Group	CZK	1,746	73,000	73,948	948
Expiring 07/22/16	Citigroup Global Markets	CZK	84,565	3,564,438	3,588,112	23,674
Danish Krone,
Expiring 07/22/16	Bank of America	DKK	22,906	3,476,672	3,533,585	56,913
Euro,
Expiring 05/18/16	Barclays Capital Group	EUR	413	471,000	472,893	1,893
Expiring 05/18/16	Barclays Capital Group	EUR	291	331,000	333,486	2,486
Expiring 05/18/16	Barclays Capital Group	EUR	220	250,000	252,126	2,126
Expiring 05/18/16	Barclays Capital Group	EUR	213	241,000	243,900	2,900
Expiring 05/18/16	Barclays Capital Group	EUR	90	103,000	103,550	550
Expiring 05/18/16	Barclays Capital Group	EUR	79	90,000	90,907	907
Expiring 05/18/16	Citigroup Global Markets	EUR	114	131,000	130,978	(22)
Expiring 06/13/16	Bank of America	EUR	847	905,588	970,661	65,073
Expiring 06/13/16	Citigroup Global Markets	EUR	646	733,000	740,250	7,250
Expiring 07/27/16	Bank of America	EUR	347	391,701	397,976	6,275
Expiring 07/27/16	JPMorgan Chase	EUR	1,559	1,790,100	1,789,886	(214)
Expiring 07/27/16	JPMorgan Chase	EUR	624	716,000	716,022	22
Hungarian Forint,
Expiring 06/13/16	JPMorgan Chase	HUF	188,122	640,029	690,123	50,094
Indian Rupee,
Expiring 05/18/16	Bank of America	INR	89,682	1,348,000	1,347,232	(768)
Expiring 05/18/16	Barclays Capital Group	INR	7,680	115,000	115,366	366
Expiring 05/18/16	Citigroup Global Markets	INR	14,614	219,000	219,533	533
Expiring 05/18/16	Citigroup Global Markets	INR	12,180	183,000	182,970	(30)
Expiring 05/18/16	Citigroup Global Markets	INR	6,200	93,000	93,140	140

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	41

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Indian Rupee, (cont’d.)
Expiring 05/18/16	UBS AG	INR	88,578	$1,330,000	$1,330,641	$641
Expiring 05/23/16	Barclays Capital Group	INR	107,684	1,608,424	1,616,044	7,620
Expiring 05/23/16	Barclays Capital Group	INR	46,429	691,944	696,780	4,836
Expiring 05/23/16	Citigroup Global Markets	INR	61,500	916,480	922,954	6,474
Expiring 07/22/16	Citigroup Global Markets	INR	73,991	1,103,033	1,098,094	(4,939)
Israeli Shekel,
Expiring 05/18/16	Barclays Capital Group	ILS	905	240,000	242,226	2,226
Expiring 05/18/16	Barclays Capital Group	ILS	384	102,000	102,780	780
Expiring 07/20/16	JPMorgan Chase	ILS	5,664	1,503,547	1,518,352	14,805
Japanese Yen,
Expiring 05/18/16	Barclays Capital Group	JPY	80,822	720,000	759,920	39,920
Expiring 05/18/16	Barclays Capital Group	JPY	59,189	527,000	556,526	29,526
Expiring 05/18/16	Barclays Capital Group	JPY	58,531	543,000	550,333	7,333
Expiring 05/18/16	Barclays Capital Group	JPY	29,954	276,000	281,641	5,641
Expiring 05/18/16	Barclays Capital Group	JPY	16,692	153,000	156,948	3,948
Expiring 05/18/16	Barclays Capital Group	JPY	15,184	139,000	142,771	3,771
Expiring 05/18/16	Citigroup Global Markets	JPY	36,795	344,000	345,965	1,965
Expiring 05/18/16	Citigroup Global Markets	JPY	23,803	214,000	223,803	9,803
Expiring 07/27/16	Barclays Capital Group	JPY	38,216	358,016	360,131	2,115
Expiring 07/27/16	Citigroup Global Markets	JPY	5,692,039	51,360,604	53,639,054	2,278,450
Expiring 07/27/16	JPMorgan Chase	JPY	268,268	2,506,100	2,528,032	21,932
Expiring 07/27/16	JPMorgan Chase	JPY	196,259	1,771,100	1,849,454	78,354
Expiring 07/27/16	JPMorgan Chase	JPY	114,449	1,074,000	1,078,513	4,513
Expiring 07/27/16	JPMorgan Chase	JPY	95,276	895,000	897,834	2,834
Expiring 08/02/16	JPMorgan Chase	JPY	17,706	145,800	166,890	21,090
Expiring 08/04/16	JPMorgan Chase	JPY	29,060	236,542	273,926	37,384
Expiring 04/03/17	Citigroup Global Markets	JPY	1,510,000	13,410,302	14,381,534	971,232
Malaysian Ringgit,
Expiring 05/12/16	Barclays Capital Group	MYR	14,937	3,630,775	3,819,631	188,856
Expiring 05/18/16	Bank of America	MYR	2,379	615,000	608,006	(6,994)
Expiring 05/18/16	Barclays Capital Group	MYR	1,093	279,000	279,350	350
Expiring 05/18/16	Barclays Capital Group	MYR	284	73,000	72,485	(515)
Expiring 05/18/16	UBS AG	MYR	2,348	600,000	600,078	78
Expiring 08/22/16	Credit Suisse First Boston Corp.	MYR	3,076	697,106	780,847	83,741
Mexican Peso,
Expiring 05/18/16	Barclays Capital Group	MXN	4,985	280,000	289,222	9,222
Expiring 05/18/16	Barclays Capital Group	MXN	4,696	265,000	272,463	7,463
Expiring 05/18/16	Barclays Capital Group	MXN	4,043	232,000	234,569	2,569
Expiring 05/18/16	Barclays Capital Group	MXN	3,717	216,000	215,623	(377)

See Notes to Financial Statements.

42

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Mexican Peso, (cont’d.)
Expiring 05/18/16	Barclays Capital Group	MXN	3,658	$212,000	$212,198	$198
Expiring 07/22/16	Citigroup Global Markets	MXN	19,305	1,096,451	1,112,932	16,481
Expiring 07/22/16	Citigroup Global Markets	MXN	9,744	558,321	561,715	3,394
Expiring 07/22/16	Citigroup Global Markets	MXN	9,373	538,130	540,335	2,205
Expiring 07/22/16	Citigroup Global Markets	MXN	5,491	315,405	316,562	1,157
Expiring 07/22/16	JPMorgan Chase	MXN	19,098	1,099,883	1,100,982	1,099
Expiring 08/26/16	JPMorgan Chase	MXN	17,351	930,000	997,042	67,042
Expiring 12/06/16	JPMorgan Chase	MXN	16,156	860,000	919,781	59,781
New Taiwanese Dollar,
Expiring 05/18/16	Bank of America	TWD	19,798	617,000	613,933	(3,067)
Expiring 05/18/16	Barclays Capital Group	TWD	3,900	121,000	120,935	(65)
Expiring 05/18/16	Citigroup Global Markets	TWD	4,230	131,000	131,186	186
Expiring 05/18/16	UBS AG	TWD	19,385	604,000	601,147	(2,853)
Expiring 05/31/16	Credit Suisse First Boston Corp.	TWD	18,960	620,000	588,019	(31,981)
Expiring 07/13/16	Bank of America	TWD	17,685	546,371	548,750	2,379
Expiring 07/13/16	Citigroup Global Markets	TWD	49,144	1,535,032	1,524,902	(10,130)
Expiring 07/13/16	Citigroup Global Markets	TWD	35,312	1,092,359	1,095,694	3,335
Expiring 07/13/16	JPMorgan Chase	TWD	182,770	5,682,249	5,671,200	(11,049)
Expiring 11/21/16	JPMorgan Chase	TWD	28,985	885,713	901,497	15,784
New Zealand Dollar,
Expiring 05/18/16	Barclays Capital Group	NZD	619	429,000	431,982	2,982
Expiring 05/18/16	Barclays Capital Group	NZD	341	236,000	237,924	1,924
Expiring 05/18/16	Barclays Capital Group	NZD	129	89,000	90,209	1,209
Expiring 05/18/16	Barclays Capital Group	NZD	118	81,000	82,570	1,570
Expiring 05/18/16	Barclays Capital Group	NZD	103	72,000	72,161	161
Expiring 07/14/16	Bank of America	NZD	1,543	1,074,000	1,073,033	(967)
Expiring 07/14/16	Citigroup Global Markets	NZD	1,278	880,900	888,782	7,882
Expiring 07/14/16	JPMorgan Chase	NZD	2,050	1,419,200	1,425,462	6,262
Expiring 07/14/16	JPMorgan Chase	NZD	1,284	883,500	892,854	9,354
Expiring 07/14/16	JPMorgan Chase	NZD	1,031	707,600	716,924	9,324
Expiring 07/14/16	Toronto Dominion	NZD	2,025	1,418,400	1,408,475	(9,925)
Norwegian Krone,
Expiring 05/18/16	Barclays Capital Group	NOK	1,729	209,000	214,715	5,715
Expiring 05/18/16	Barclays Capital Group	NOK	1,179	142,000	146,434	4,434
Expiring 05/18/16	Citigroup Global Markets	NOK	797	99,000	98,998	(2)
Expiring 07/21/16	Hong Kong & Shanghai Bank	NOK	2,903	352,500	360,464	7,964
Expiring 07/22/16	Goldman Sachs & Co.	NOK	42,056	5,173,894	5,221,260	47,366
Expiring 07/22/16	Goldman Sachs & Co.	NOK	14,409	1,790,100	1,788,893	(1,207)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	43

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Peruvian Nuevo Sol,
Expiring 05/13/16	Barclays Capital Group	PEN	1,257	$369,690	$382,192	$12,502
Expiring 05/13/16	Barclays Capital Group	PEN	1,027	298,600	312,147	13,547
Expiring 05/13/16	Barclays Capital Group	PEN	936	278,223	284,418	6,195
Expiring 05/13/16	Citigroup Global Markets	PEN	2,861	835,625	869,600	33,975
Expiring 05/13/16	Citigroup Global Markets	PEN	2,019	566,447	613,807	47,360
Expiring 05/13/16	Citigroup Global Markets	PEN	1,776	501,420	539,944	38,524
Expiring 05/13/16	Citigroup Global Markets	PEN	482	141,025	146,609	5,584
Expiring 05/13/16	Credit Suisse First Boston Corp.	PEN	483	141,025	146,930	5,905
Expiring 05/18/16	Barclays Capital Group	PEN	537	164,000	163,132	(868)
Expiring 05/18/16	Barclays Capital Group	PEN	524	160,000	159,299	(701)
Expiring 05/18/16	Citigroup Global Markets	PEN	1,772	521,000	538,503	17,503
Expiring 05/18/16	Citigroup Global Markets	PEN	452	132,000	137,377	5,377
Philippine Peso,
Expiring 05/18/16	Barclays Capital Group	PHP	25,683	557,000	547,200	(9,800)
Expiring 05/18/16	Barclays Capital Group	PHP	19,328	419,000	411,807	(7,193)
Expiring 05/18/16	Barclays Capital Group	PHP	8,593	186,000	183,084	(2,916)
Expiring 05/18/16	Citigroup Global Markets	PHP	10,521	225,000	224,155	(845)
Expiring 05/18/16	Citigroup Global Markets	PHP	7,471	162,000	159,176	(2,824)
Expiring 07/26/16	Citigroup Global Markets	PHP	68,031	1,455,962	1,443,995	(11,967)
Polish Zloty,
Expiring 07/22/16	Bank of America	PLN	4,250	1,096,749	1,111,856	15,107
Expiring 07/22/16	Bank of America	PLN	4,231	1,118,427	1,106,711	(11,716)
Expiring 07/22/16	Citigroup Global Markets	PLN	2,941	780,100	769,347	(10,753)
Expiring 07/22/16	Citigroup Global Markets	PLN	2,079	538,910	543,943	5,033
Romanian Leu,
Expiring 07/22/16	Barclays Capital Group	RON	4,879	1,239,800	1,248,080	8,280
Russian Ruble,
Expiring 05/18/16	Bank of America	RUB	29,620	437,000	454,880	17,880
Expiring 05/18/16	Barclays Capital Group	RUB	29,821	437,000	457,968	20,968
Expiring 05/18/16	Barclays Capital Group	RUB	5,169	75,000	79,384	4,384
Expiring 07/20/16	Barclays Capital Group	RUB	73,510	1,092,359	1,110,494	18,135
Expiring 07/20/16	Barclays Capital Group	RUB	34,512	509,949	521,359	11,410
Expiring 07/20/16	Citigroup Global Markets	RUB	39,498	582,792	596,683	13,891
Expiring 07/20/16	Citigroup Global Markets	RUB	19,169	281,730	289,578	7,848
Singapore Dollar,
Expiring 05/18/16	Barclays Capital Group	SGD	290	215,000	215,520	520
Expiring 05/18/16	Citigroup Global Markets	SGD	542	403,000	402,660	(340)
Expiring 07/13/16	Toronto Dominion	SGD	2,374	1,773,000	1,762,516	(10,484)
Expiring 01/11/17	Citigroup Global Markets	SGD	1,286	888,889	952,160	63,271

See Notes to Financial Statements.

44

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
South African Rand,
Expiring 05/18/16	Barclays Capital Group	ZAR	2,092	$141,000	$146,355	$5,355
Expiring 05/18/16	Barclays Capital Group	ZAR	2,036	136,000	142,457	6,457
Expiring 05/18/16	Citigroup Global Markets	ZAR	2,538	174,000	177,574	3,574
Expiring 07/26/16	JPMorgan Chase	ZAR	7,229	496,700	498,879	2,179
Expiring 08/25/16	Credit Suisse First Boston Corp.	ZAR	14,314	945,454	981,829	36,375
Expiring 08/25/16	JPMorgan Chase	ZAR	6,793	448,898	465,931	17,033
Expiring 11/10/16	Credit Suisse First Boston Corp.	ZAR	6,805	380,000	459,536	79,536
Expiring 11/10/16	Credit Suisse First Boston Corp.	ZAR	2,978	200,000	201,109	1,109
South Korean Won,
Expiring 05/18/16	Barclays Capital Group	KRW	183,470	158,000	160,980	2,980
Expiring 05/18/16	Barclays Capital Group	KRW	146,285	127,000	128,354	1,354
Expiring 05/18/16	Barclays Capital Group	KRW	101,030	87,000	88,646	1,646
Expiring 05/18/16	Citigroup Global Markets	KRW	94,417	83,000	82,843	(157)
Expiring 05/31/16	Credit Suisse First Boston Corp.	KRW	974,077	828,649	854,514	25,865
Expiring 07/26/16	Bank of America	KRW	4,245,710	3,725,451	3,720,911	(4,540)
Expiring 11/21/16	JPMorgan Chase	KRW	808,956	694,800	708,147	13,347
Swedish Krona,
Expiring 05/18/16	Barclays Capital Group	SEK	1,493	185,000	186,002	1,002
Expiring 05/18/16	Barclays Capital Group	SEK	1,454	179,000	181,175	2,175
Expiring 05/18/16	Barclays Capital Group	SEK	899	111,000	112,058	1,058
Expiring 07/22/16	Bank of America	SEK	13,918	1,716,002	1,738,456	22,454
Expiring 07/22/16	Deutsche Bank AG	SEK	48,789	6,041,576	6,094,187	52,611
Swiss Franc,
Expiring 05/18/16	Barclays Capital Group	CHF	208	214,000	217,322	3,322
Expiring 05/18/16	Barclays Capital Group	CHF	189	198,000	197,438	(562)
Expiring 05/18/16	Barclays Capital Group	CHF	165	171,000	172,244	1,244
Expiring 05/18/16	Barclays Capital Group	CHF	159	167,000	166,102	(898)
Expiring 05/18/16	Barclays Capital Group	CHF	130	135,000	135,843	843
Expiring 05/18/16	Barclays Capital Group	CHF	102	106,000	106,033	33
Expiring 07/27/16	Bank of America	CHF	1,632	1,697,503	1,708,404	10,901
Expiring 07/27/16	Citigroup Global Markets	CHF	3,418	3,580,200	3,577,539	(2,661)
Expiring 07/27/16	Citigroup Global Markets	CHF	2,568	2,685,100	2,687,980	2,880
Expiring 07/27/16	JPMorgan Chase	CHF	1,370	1,416,900	1,434,181	17,281
Expiring 07/27/16	JPMorgan Chase	CHF	845	870,752	884,439	13,687
Thai Baht,
Expiring 05/18/16	Citigroup Global Markets	THB	14,944	427,000	427,637	637
Expiring 05/18/16	Citigroup Global Markets	THB	11,870	339,000	339,670	670
Expiring 05/18/16	Citigroup Global Markets	THB	10,821	308,000	309,649	1,649
Expiring 05/18/16	Citigroup Global Markets	THB	2,840	81,000	81,263	263
Expiring 07/22/16	Bank of America	THB	27,537	788,691	786,924	(1,767)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	45

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Turkish Lira,
Expiring 05/18/16	Barclays Capital Group	TRY	1,728	$606,000	$614,698	$8,698
Expiring 05/18/16	Barclays Capital Group	TRY	1,699	592,000	604,080	12,080
Expiring 05/18/16	Barclays Capital Group	TRY	222	78,000	78,916	916
Expiring 05/20/16	Barclays Capital Group	TRY	1,042	355,058	370,217	15,159
Expiring 05/20/16	Citigroup Global Markets	TRY	4,342	1,460,331	1,543,152	82,821
Expiring 05/20/16	Citigroup Global Markets	TRY	3,538	1,192,200	1,257,551	65,351
Expiring 05/20/16	Citigroup Global Markets	TRY	3,533	1,193,600	1,255,592	61,992
Expiring 05/20/16	Citigroup Global Markets	TRY	2,826	986,806	1,004,439	17,633
Expiring 05/20/16	Citigroup Global Markets	TRY	2,197	771,426	781,030	9,604
Expiring 05/20/16	Citigroup Global Markets	TRY	614	215,380	218,362	2,982
Expiring 05/20/16	Hong Kong & Shanghai Bank	TRY	2,996	1,028,611	1,064,830	36,219
Expiring 09/06/16	Credit Suisse First Boston Corp.	TRY	3,669	1,193,237	1,268,947	75,710
Expiring 11/09/16	Credit Suisse First Boston Corp.	TRY	477	150,000	162,502	12,502
Expiring 11/09/16	Credit Suisse First Boston Corp.	TRY	165	50,000	56,314	6,314

				$237,773,153	$244,874,987	$7,101,834

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 05/18/16	Barclays Capital Group	AUD	481	$361,000	$365,477	$(4,477)
Expiring 05/18/16	Barclays Capital Group	AUD	186	142,000	141,572	428
Expiring 05/18/16	Barclays Capital Group	AUD	157	120,000	119,518	482
Expiring 05/18/16	Barclays Capital Group	AUD	144	112,000	109,628	2,372
Expiring 05/18/16	Citigroup Global Markets	AUD	217	164,000	164,551	(551)
Expiring 05/18/16	Citigroup Global Markets	AUD	174	133,000	132,502	498
Expiring 07/14/16	Citigroup Global Markets	AUD	3,740	2,830,300	2,834,778	(4,478)
Expiring 07/14/16	JPMorgan Chase	AUD	912	694,695	691,435	3,260
Brazilian Real,
Expiring 05/12/16	Citigroup Global Markets	BRL	740	201,700	214,303	(12,603)
Expiring 05/12/16	Citigroup Global Markets	BRL	738	201,700	213,836	(12,136)
Expiring 05/12/16	Credit Suisse First Boston Corp.	BRL	28,754	7,120,828	8,326,683	(1,205,855)
Expiring 05/12/16	Credit Suisse First Boston Corp.	BRL	1,237	370,000	358,297	11,703
Expiring 05/18/16	Barclays Capital Group	BRL	615	174,000	177,708	(3,708)
Expiring 06/02/16	Citigroup Global Markets	BRL	3,360	936,700	966,264	(29,564)
Expiring 11/20/17	Morgan Stanley	BRL	5,658	1,200,000	1,488,106	(288,106)

See Notes to Financial Statements.

46

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
British Pound,
Expiring 05/18/16	Barclays Capital Group	GBP	428	$618,000	$624,980	$(6,980)
Expiring 05/18/16	Barclays Capital Group	GBP	407	585,000	594,682	(9,682)
Expiring 05/18/16	Barclays Capital Group	GBP	105	149,000	154,053	(5,053)
Expiring 07/27/16	Citigroup Global Markets	GBP	2,838	4,080,992	4,148,470	(67,478)
Expiring 07/27/16	Citigroup Global Markets	GBP	1,020	1,478,361	1,491,305	(12,944)
Expiring 07/27/16	Citigroup Global Markets	GBP	609	885,500	890,654	(5,154)
Expiring 07/27/16	JPMorgan Chase	GBP	975	1,419,200	1,424,689	(5,489)
Canadian Dollar,
Expiring 05/18/16	Barclays Capital Group	CAD	204	158,000	162,623	(4,623)
Expiring 05/18/16	Barclays Capital Group	CAD	168	130,000	134,068	(4,068)
Expiring 05/18/16	Barclays Capital Group	CAD	137	105,000	109,271	(4,271)
Expiring 05/18/16	Barclays Capital Group	CAD	100	76,000	79,715	(3,715)
Expiring 05/18/16	Barclays Capital Group	CAD	94	73,000	75,253	(2,253)
Expiring 07/14/16	Citigroup Global Markets	CAD	2,282	1,768,500	1,818,991	(50,491)
Chilean Peso,
Expiring 05/12/16	Citigroup Global Markets	CLP	1,192,182	1,739,903	1,802,443	(62,540)
Expiring 05/13/16	Barclays Capital Group	CLP	816,012	1,131,779	1,233,601	(101,822)
Expiring 05/13/16	Citigroup Global Markets	CLP	406,132	582,560	613,967	(31,407)
Expiring 05/18/16	Citigroup Global Markets	CLP	169,712	253,000	256,440	(3,440)
Chinese Renminbi,
Expiring 05/18/16	Citigroup Global Markets	CNH	4,841	748,000	745,913	2,087
Expiring 05/18/16	Citigroup Global Markets	CNH	4,762	734,000	733,841	159
Expiring 05/18/16	Citigroup Global Markets	CNH	851	131,000	131,111	(111)
Expiring 07/27/16	JPMorgan Chase	CNH	8,092	1,237,100	1,243,888	(6,788)
Expiring 08/15/16	Barclays Capital Group	CNH	13,871	2,100,000	2,130,778	(30,778)
Colombian Peso,
Expiring 05/13/16	Barclays Capital Group	COP	2,034,902	632,350	712,879	(80,529)
Expiring 05/13/16	Barclays Capital Group	COP	1,894,747	566,950	663,779	(96,829)
Expiring 05/13/16	Citigroup Global Markets	COP	2,104,656	645,600	737,316	(91,716)
Expiring 05/13/16	Citigroup Global Markets	COP	1,896,448	566,950	664,375	(97,425)
Expiring 05/18/16	Barclays Capital Group	COP	466,817	149,000	163,410	(14,410)
Expiring 05/18/16	Barclays Capital Group	COP	405,504	132,000	141,948	(9,948)
Expiring 05/27/16	Citigroup Global Markets	COP	4,094,145	1,378,500	1,431,141	(52,641)
Czech Koruna,
Expiring 05/18/16	Barclays Capital Group	CZK	6,687	282,000	283,237	(1,237)
Expiring 05/18/16	Barclays Capital Group	CZK	6,621	278,000	280,413	(2,413)
Expiring 05/18/16	Barclays Capital Group	CZK	5,362	225,000	227,095	(2,095)
Expiring 05/18/16	Barclays Capital Group	CZK	4,110	173,000	174,087	(1,087)
Expiring 05/18/16	Barclays Capital Group	CZK	1,772	74,000	75,051	(1,051)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	47

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Euro,
Expiring 05/18/16	Barclays Capital Group	EUR	212	$239,000	$242,837	$(3,837)
Expiring 05/18/16	Barclays Capital Group	EUR	204	232,000	233,282	(1,282)
Expiring 05/18/16	Barclays Capital Group	EUR	103	116,000	117,533	(1,533)
Expiring 05/18/16	Barclays Capital Group	EUR	88	101,000	101,016	(16)
Expiring 05/18/16	Barclays Capital Group	EUR	68	77,000	78,259	(1,259)
Expiring 06/13/16	Citigroup Global Markets	EUR	1,492	1,593,137	1,710,911	(117,774)
Expiring 07/27/16	Bank of America	EUR	285	324,024	327,644	(3,620)
Expiring 07/27/16	Barclays Capital Group	EUR	343	393,817	393,765	52
Hungarian Forint,
Expiring 05/18/16	Barclays Capital Group	HUF	51,336	186,000	188,382	(2,382)
Expiring 05/18/16	Barclays Capital Group	HUF	50,707	183,000	186,077	(3,077)
Expiring 05/18/16	Barclays Capital Group	HUF	35,989	131,000	132,064	(1,064)
Expiring 06/13/16	Citigroup Global Markets	HUF	185,713	667,000	681,286	(14,286)
Expiring 07/22/16	Citigroup Global Markets	HUF	572,901	2,098,539	2,101,006	(2,467)
Indian Rupee,
Expiring 05/18/16	Citigroup Global Markets	INR	6,741	101,000	101,264	(264)
Indonesia Rupiah,
Expiring 05/18/16	Bank of America	IDR	6,254,006	473,000	472,934	66
Expiring 05/18/16	Barclays Capital Group	IDR	2,977,875	225,000	225,190	(190)
Expiring 05/18/16	Barclays Capital Group	IDR	999,408	76,000	75,576	424
Expiring 05/18/16	Citigroup Global Markets	IDR	3,023,280	228,000	228,624	(624)
Expiring 05/18/16	UBS AG	IDR	6,276,710	473,000	474,651	(1,651)
Israeli Shekel,
Expiring 05/18/16	Barclays Capital Group	ILS	2,625	695,000	702,704	(7,704)
Expiring 05/18/16	Barclays Capital Group	ILS	1,364	363,000	365,065	(2,065)
Japanese Yen,
Expiring 05/18/16	Barclays Capital Group	JPY	65,070	584,000	611,814	(27,814)
Expiring 05/18/16	Barclays Capital Group	JPY	43,678	393,000	410,679	(17,679)
Expiring 05/18/16	Barclays Capital Group	JPY	30,223	272,000	284,171	(12,171)
Expiring 05/18/16	Barclays Capital Group	JPY	26,828	239,000	252,253	(13,253)
Expiring 05/18/16	Barclays Capital Group	JPY	17,929	165,000	168,573	(3,573)
Expiring 05/18/16	Barclays Capital Group	JPY	15,967	144,000	150,127	(6,127)
Expiring 05/18/16	Barclays Capital Group	JPY	15,864	145,000	149,157	(4,157)
Expiring 05/18/16	Barclays Capital Group	JPY	8,556	79,000	80,451	(1,451)
Malaysian Ringgit,
Expiring 05/12/16	Citigroup Global Markets	MYR	7,759	1,865,321	1,984,241	(118,920)
Expiring 05/18/16	Citigroup Global Markets	MYR	898	228,000	229,399	(1,399)
Expiring 08/22/16	Credit Suisse First Boston Corp.	MYR	4,861	1,142,857	1,234,010	(91,153)
Expiring 01/11/17	Credit Suisse First Boston Corp.	MYR	2,319	522,222	584,407	(62,185)

See Notes to Financial Statements.

48

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Mexican Peso,
Expiring 05/18/16	Citigroup Global Markets	MXN	4,100	$239,000	$237,862	$1,138
Expiring 06/06/16	JPMorgan Chase	MXN	17,680	1,110,000	1,023,761	86,239
Expiring 06/06/16	JPMorgan Chase	MXN	7,423	400,000	429,839	(29,839)
Expiring 07/22/16	Citigroup Global Markets	MXN	19,271	1,109,850	1,110,946	(1,096)
Expiring 08/26/16	JPMorgan Chase	MXN	7,988	434,558	458,981	(24,423)
Expiring 08/26/16	JPMorgan Chase	MXN	4,768	270,000	273,965	(3,965)
Expiring 08/26/16	JPMorgan Chase	MXN	4,596	260,000	264,097	(4,097)
Expiring 12/06/16	JPMorgan Chase	MXN	8,196	442,664	466,617	(23,953)
Expiring 12/06/16	JPMorgan Chase	MXN	7,960	466,667	453,164	13,503
New Taiwanese Dollar,
Expiring 05/18/16	Barclays Capital Group	TWD	13,824	428,000	428,700	(700)
Expiring 05/18/16	Barclays Capital Group	TWD	10,186	314,000	315,876	(1,876)
Expiring 05/18/16	Barclays Capital Group	TWD	2,717	84,000	84,242	(242)
Expiring 05/18/16	Citigroup Global Markets	TWD	13,236	411,000	410,461	539
Expiring 05/31/16	Barclays Capital Group	TWD	46,691	1,488,147	1,448,078	40,069
Expiring 12/15/16	Barclays Capital Group	TWD	49,335	1,464,817	1,535,297	(70,480)
Expiring 12/15/16	Citigroup Global Markets	TWD	110,274	3,277,089	3,431,708	(154,619)
New Zealand Dollar,
Expiring 05/18/16	Barclays Capital Group	NZD	244	167,000	169,934	(2,934)
Expiring 05/18/16	Barclays Capital Group	NZD	148	100,000	103,005	(3,005)
Expiring 05/18/16	Barclays Capital Group	NZD	113	78,000	78,885	(885)
Expiring 05/18/16	Citigroup Global Markets	NZD	228	156,000	159,008	(3,008)
Expiring 07/14/16	Citigroup Global Markets	NZD	1,526	1,063,800	1,061,578	2,222
Expiring 07/14/16	JPMorgan Chase	NZD	7,289	5,022,702	5,069,553	(46,851)
Expiring 07/14/16	JPMorgan Chase	NZD	1,031	711,800	716,989	(5,189)
Expiring 07/14/16	Toronto Dominion	NZD	2,577	1,762,500	1,792,101	(29,601)
Norwegian Krone,
Expiring 05/18/16	Barclays Capital Group	NOK	958	117,000	119,020	(2,020)
Expiring 05/18/16	Barclays Capital Group	NOK	927	114,000	115,159	(1,159)
Peruvian Nuevo Sol,
Expiring 05/13/16	Barclays Capital Group	PEN	944	278,250	286,814	(8,564)
Expiring 05/13/16	Citigroup Global Markets	PEN	5,352	1,508,119	1,626,739	(118,620)
Expiring 05/13/16	Citigroup Global Markets	PEN	1,771	521,000	538,461	(17,461)
Expiring 05/18/16	Citigroup Global Markets	PEN	2,916	867,000	885,986	(18,986)
Expiring 05/18/16	Citigroup Global Markets	PEN	371	111,000	112,790	(1,790)
Expiring 09/08/16	Credit Suisse First Boston Corp.	PEN	2,643	745,657	792,495	(46,838)
Philippine Peso,
Expiring 05/18/16	Bank of America	PHP	39,410	856,000	839,663	16,337
Expiring 05/18/16	Barclays Capital Group	PHP	5,546	120,000	118,170	1,830

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	49

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Philippine Peso, (cont’d.)
Expiring 05/18/16	Citigroup Global Markets	PHP	7,460	$159,000	$158,947	$53
Expiring 05/18/16	UBS AG	PHP	38,824	845,000	827,163	17,837
Expiring 08/08/16	JPMorgan Chase	PHP	16,217	347,400	343,976	3,424
Polish Zloty,
Expiring 05/18/16	Barclays Capital Group	PLN	1,009	271,000	264,336	6,664
Expiring 05/18/16	Barclays Capital Group	PLN	1,005	268,000	263,195	4,805
Expiring 05/18/16	Barclays Capital Group	PLN	897	237,000	234,995	2,005
Expiring 05/18/16	Citigroup Global Markets	PLN	752	193,000	196,975	(3,975)
Expiring 07/22/16	Citigroup Global Markets	PLN	5,706	1,505,278	1,492,719	12,559
Expiring 12/12/16	Barclays Capital Group	PLN	1,586	400,000	414,682	(14,682)
Russian Ruble,
Expiring 05/18/16	Barclays Capital Group	RUB	9,277	140,000	142,465	(2,465)
Singapore Dollar,
Expiring 05/18/16	Barclays Capital Group	SGD	483	357,000	359,012	(2,012)
Expiring 05/18/16	Barclays Capital Group	SGD	105	78,000	78,166	(166)
Expiring 05/18/16	Barclays Capital Group	SGD	99	73,000	73,375	(375)
Expiring 07/13/16	Bank of America	SGD	1,491	1,092,741	1,106,954	(14,213)
Expiring 07/13/16	Citigroup Global Markets	SGD	2,366	1,747,775	1,756,864	(9,089)
Expiring 07/13/16	Citigroup Global Markets	SGD	783	578,776	581,120	(2,344)
Expiring 07/13/16	Deutsche Bank AG	SGD	960	711,800	713,049	(1,249)
South African Rand,
Expiring 07/26/16	Goldman Sachs & Co.	ZAR	24,875	1,701,129	1,716,633	(15,504)
Expiring 07/26/16	JPMorgan Chase	ZAR	404	27,936	27,863	73
Expiring 08/25/16	Credit Suisse First Boston Corp.	ZAR	21,107	1,528,000	1,447,760	80,240
Expiring 11/10/17	Credit Suisse First Boston Corp.	ZAR	14,269	740,000	932,267	(192,267)
Expiring 11/10/17	Credit Suisse First Boston Corp.	ZAR	7,157	450,000	467,631	(17,631)
South Korean Won,
Expiring 05/18/16	Citigroup Global Markets	KRW	404,629	354,000	355,031	(1,031)
Expiring 05/18/16	Citigroup Global Markets	KRW	365,064	318,000	320,316	(2,316)
Expiring 05/31/16	Credit Suisse First Boston Corp.	KRW	779,800	700,000	684,083	15,917
Expiring 11/21/16	JPMorgan Chase	KRW	806,810	685,713	706,269	(20,556)
Expiring 11/21/16	JPMorgan Chase	KRW	230,907	190,000	202,132	(12,132)
Swedish Krona,
Expiring 05/18/16	Barclays Capital Group	SEK	1,762	217,000	219,598	(2,598)
Expiring 05/18/16	Barclays Capital Group	SEK	1,595	197,000	198,699	(1,699)
Expiring 05/18/16	Barclays Capital Group	SEK	1,023	126,000	127,498	(1,498)
Swiss Franc,
Expiring 05/18/16	Barclays Capital Group	CHF	542	564,000	564,937	(937)
Expiring 05/18/16	Barclays Capital Group	CHF	328	343,000	342,042	958
Expiring 05/18/16	Barclays Capital Group	CHF	98	102,000	101,951	49

See Notes to Financial Statements.

50

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Swiss Franc, (cont’d.)
Expiring 05/18/16	Barclays Capital Group	CHF	80	$84,000	$83,403	$597
Expiring 05/23/16	Morgan Stanley	CHF	100	103,693	104,348	(655)
Thai Baht,
Expiring 05/18/16	Citigroup Global Markets	THB	56,373	1,604,000	1,613,139	(9,139)
Expiring 05/18/16	Citigroup Global Markets	THB	55,964	1,588,000	1,601,455	(13,455)
Expiring 05/18/16	Citigroup Global Markets	THB	3,439	98,000	98,404	(404)
Turkish Lira,
Expiring 05/18/16	Barclays Capital Group	TRY	823	286,000	292,556	(6,556)
Expiring 05/18/16	Barclays Capital Group	TRY	675	237,000	240,167	(3,167)
Expiring 05/18/16	Barclays Capital Group	TRY	644	224,000	228,885	(4,885)
Expiring 05/18/16	Barclays Capital Group	TRY	627	217,000	222,961	(5,961)
Expiring 05/18/16	Barclays Capital Group	TRY	606	212,000	215,595	(3,595)
Expiring 05/20/16	Citigroup Global Markets	TRY	21,945	7,297,386	7,800,003	(502,617)
Expiring 05/20/16	Citigroup Global Markets	TRY	3,138	1,031,773	1,115,285	(83,512)
Expiring 08/02/16	JPMorgan Chase	TRY	471	145,800	164,139	(18,339)
Expiring 08/04/16	Citigroup Global Markets	TRY	533	174,981	185,892	(10,911)
Expiring 09/06/16	Credit Suisse First Boston Corp.	TRY	4,336	1,313,000	1,499,857	(186,857)
Expiring 03/06/17	Credit Suisse First Boston Corp.	TRY	3,245	1,007,272	1,076,712	(69,440)
Expiring 11/09/17	Credit Suisse First Boston Corp.	TRY	1,532	420,000	502,590	(82,590)
Expiring 11/09/17	Credit Suisse First Boston Corp.	TRY	1,475	425,000	483,758	(58,758)

				$115,021,158	$119,651,273	(4,630,115)

						$2,471,719

Cross currency exchange contracts outstanding at April 30, 2016:

Settlement	Type	Notional Amount (000)#		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
05/20/16	Buy	JPY	162,988	MXN	21,250	$299,940	Credit Suisse First Boston Corp.
05/20/16	Buy	MXN	20,571	JPY	141,717	(139,293)	JPMorgan Chase
05/20/16	Buy	TRY	5,018	EUR	1,530	30,468	Citigroup Global Markets
06/17/16	Buy	EUR	980	ZAR	14,725	99,890	JPMorgan Chase
06/17/16	Buy	ZAR	17,287	EUR	1,080	(36,368)	JPMorgan Chase
07/14/16	Buy	AUD	1,168	EUR	783	(13,737)	JPMorgan Chase
07/14/16	Buy	CAD	1,575	JPY	138,115	(45,884)	JPMorgan Chase
07/14/16	Buy	EUR	939	AUD	1,421	808	JPMorgan Chase
07/14/16	Buy	NZD	2,048	EUR	1,246	(5,581)	Toronto Dominion
07/22/16	Buy	EUR	1,564	NOK	14,481	(2,704)	JPMorgan Chase

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	51

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Cross currency exchange contracts outstanding at April 30, 2016 (continued):

Settlement	Type	Notional Amount (000)#		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (cont’d):
07/22/16	Buy	GBP	740	CZK	25,591	$(4,615)	JPMorgan Chase
07/22/16	Buy	SEK	5,768	EUR	628	(691)	Citigroup Global Markets
07/27/16	Buy	EUR	1,565	GBP	1,228	2,760	Citigroup Global Markets
07/27/16	Buy	EUR	939	GBP	738	(266)	Citigroup Global Markets
07/27/16	Buy	GBP	1,235	EUR	1,582	(11,286)	Citigroup Global Markets
07/27/16	Buy	GBP	1,946	CHF	2,751	(35,845)	JPMorgan Chase
07/27/16	Buy	GBP	340	EUR	438	(5,587)	Citigroup Global Markets
07/27/16	Buy	GBP	610	EUR	782	(6,713)	JPMorgan Chase
07/27/16	Buy	GBP	1,218	EUR	1,567	(18,577)	Citigroup Global Markets
07/27/16	Buy	GBP	974	EUR	1,251	(13,722)	Citigroup Global Markets
08/04/16	Buy	TRY	2,991	JPY	105,902	44,412	UBS AG
09/06/16	Buy	EUR	1,339	ZAR	21,810	47,666	JPMorgan Chase
09/06/16	Buy	ZAR	13,313	EUR	720	82,969	JPMorgan Chase
09/28/16	Buy	JPY	36,458	TRY	1,046	(15,572)	UBS AG
09/28/16	Buy	TRY	436	JPY	16,503	(5,905)	UBS AG
09/29/16	Buy	JPY	55,395	TRY	1,561	(13,574)	JPMorgan Chase
09/29/16	Buy	TRY	2,267	JPY	85,793	(30,709)	UBS AG
12/12/16	Buy	EUR	675	PLN	2,980	107	Citigroup Global Markets

						$202,391

Credit default swap agreements outstanding at April 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at April 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Sell Protection(2):
CDX.NA.HY.26.V1	06/20/21	5.000%	6,000	$195,000	$175,500	$(19,500)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2016(3)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC packaged credit default swaps on credit indices—Buy Protection(1)*:
CDX.EM.24.V2	12/20/20	1.000%	19,600	N/A	$1,557,023	$9,745	$1,547,278	Deutsche Bank AG

OTC packaged credit default swaps on sovereign issues—Sell Protection(2)*:
Federation of Malaysia	12/20/20	1.000%	600	1.477%	$(11,943)	$(1,200)	$(10,743)	Deutsche Bank AG
Federation of Russia	12/20/20	1.000%	2,600	2.258%	(139,705)	(5,200)	(134,505)	Deutsche Bank AG

See Notes to Financial Statements.

52

Credit default swap agreements outstanding at April 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2016(3)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC packaged credit default swaps on sovereign issues—Sell Protection(2)* (cont’d):
People’s Republic of China	12/20/20	1.000%	800	1.168%	$(5,055)	$(1,600)	$(3,455)	Deutsche Bank AG
Republic of Brazil	12/20/20	1.000%	2,800	3.102%	(249,108)	(5,600)	(243,508)	Deutsche Bank AG
Republic of Chile	12/20/20	1.000%	800	0.891%	4,873	(1,600)	6,473	Deutsche Bank AG
Republic of Colombia	12/20/20	1.000%	1,600	1.990%	(67,671)	(3,200)	(64,471)	Deutsche Bank AG
Republic of Indonesia	12/20/20	1.000%	1,200	1.719%	(36,446)	(2,400)	(34,046)	Deutsche Bank AG
Republic of Peru	12/20/20	1.000%	1,000	1.383%	(15,902)	(2,000)	(13,902)	Deutsche Bank AG
Republic of Philippines	12/20/20	1.000%	1,000	0.984%	1,890	(2,000)	3,890	Deutsche Bank AG
Republic of South Africa	12/20/20	1.000%	1,200	2.622%	(82,839)	(2,400)	(80,439)	Deutsche Bank AG
Republic of Turkey	12/20/20	1.000%	2,800	2.198%	(143,329)	(5,600)	(137,729)	Deutsche Bank AG
Republic of Venezuela	12/20/20	1.000%	1,200	53.636%	(811,994)	(2,400)	(809,594)	Deutsche Bank AG
United Mexican States	12/20/20	1.000%	2,000	1.479%	(40,235)	(4,000)	(36,235)	Deutsche Bank AG

					$(1,597,464)	$(39,200)	$(1,558,264)

*	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund sold protection on an Emerging Market CDX Index and bought protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2):
Ameriquest Home Equity(g)	05/31/16	1.500%	145	$12	$—	$12	Goldman Sachs & Co.
Ameriquest Home Equity(g)	05/31/16	1.500%	161	13	—	13	Goldman Sachs & Co.
Ameriquest Home Equity(g)	05/31/16	1.500%	93	8	—	8	Goldman Sachs & Co.
Bank of America Prime Mortgage(g)	05/31/16	1.500%	260	22	—	22	Goldman Sachs & Co.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	53

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Credit default swap agreements outstanding at April 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2) (cont’d):
BSABS(g)	05/31/16	1.500%	147	$12	$—	$12	Goldman Sachs & Co.
BSABS(g)	05/31/16	1.500%	73	6	—	6	Goldman Sachs & Co.
Chase Mortgage(g)	05/31/16	1.500%	145	12	—	12	Goldman Sachs & Co.
Chase Mortgage(g)	05/31/16	1.500%	204	17	—	17	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust(g)	05/23/16	1.500%	48	40	—	40	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust(g)	05/23/16	1.500%	127	105	—	105	Goldman Sachs & Co.
COMM Mortgage Trust(g)	05/23/16	1.500%	30	25	—	25	Goldman Sachs & Co.
COMM Mortgage Trust(g)	05/23/16	1.500%	128	107	—	107	Goldman Sachs & Co.
COMM Mortgage Trust(g)	05/23/16	1.500%	141	117	—	117	Goldman Sachs & Co.
COMM Mortgage Trust(g)	05/23/16	1.500%	218	181	—	181	Goldman Sachs & Co.
COMM Mortgage Trust(g)	05/23/16	1.500%	37	26	—	26	Goldman Sachs & Co.
EquiFirst Home Equity(g)	05/31/16	1.500%	70	6	—	6	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.(g)	05/02/16	1.500%	37	44	—	44	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.(g)	05/02/16	1.500%	456	538	—	538	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.(g)	05/02/16	1.500%	135	159	—	159	Goldman Sachs & Co.
Fremont Home Equity(g)	05/31/16	1.500%	83	7	—	7	Goldman Sachs & Co.
Fremont Home Equity(g)	05/31/16	1.500%	46	4	—	4	Goldman Sachs & Co.
GMAC Home Equity(g)	05/31/16	1.500%	198	17	—	17	Goldman Sachs & Co.
GMAC Home Equity(g)	05/31/16	1.500%	55	5	—	5	Goldman Sachs & Co.
GS Mortgage Securities Trust(g)	05/23/16	1.500%	127	105	—	105	Goldman Sachs & Co.
GS Mortgage Securities Trust(g)	05/23/16	1.500%	47	39	—	39	Goldman Sachs & Co.
GS Mortgage Securities Trust(g)	05/23/16	1.500%	32	26	—	26	Goldman Sachs & Co.
GS Mortgage Securities Trust(g)	05/23/16	1.500%	112	93	—	93	Goldman Sachs & Co.
GS Mortgage Securities Trust(g)	05/23/16	1.500%	374	288	—	288	Goldman Sachs & Co.

See Notes to Financial Statements.

54

Credit default swap agreements outstanding at April 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2) (cont’d):
GS Mortgage Securities Trust(g)	05/23/16	1.500%	114	$81	$—	$81	Goldman Sachs & Co.
GS Mortgage Securities Trust(g)	05/23/16	1.500%	71	50	—	50	Goldman Sachs & Co.
GS Mortgage Securities Trust(g)	05/23/16	1.500%	57	40	—	40	Goldman Sachs & Co.
GSAMP Home Equity(g)	05/31/16	1.500%	63	5	—	5	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust(g)	05/23/16	1.500%	69	58	—	58	Goldman Sachs & Co.
Lehman Home Equity(g)	05/31/16	1.500%	152	13	—	13	Goldman Sachs & Co.
LNR CDO Ltd.(g)	05/11/16	1.500%	718	771	—	771	Goldman Sachs & Co.
Long Beach Home Equity(g)	05/31/16	1.500%	103	9	—	9	Goldman Sachs & Co.
Morgan Stanley BAML Trust(g)	05/23/16	1.500%	305	253	—	253	Goldman Sachs & Co.
Morgan Stanley BAML Trust(g)	05/23/16	1.500%	33	23	—	23	Goldman Sachs & Co.
Morgan Stanley Home Equity(g)	05/31/16	1.500%	54	4	—	4	Goldman Sachs & Co.
Morgan Stanley Home Equity(g)	05/31/16	1.500%	54	5	—	5	Goldman Sachs & Co.
New Century Home Equity(g)	05/31/16	1.500%	124	10	—	10	Goldman Sachs & Co.
New Century Home Equity(g)	05/31/16	1.500%	79	7	—	7	Goldman Sachs & Co.
Option One Home Equity(g)	05/31/16	1.500%	39	3	—	3	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust(g)	05/23/16	1.500%	283	235	—	235	Goldman Sachs & Co.
WMC Home Equity(g)	05/31/16	1.500%	173	14	—	14	Goldman Sachs & Co.

				$3,615	$—	$3,615

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swap on corporate issues—Buy Protection(1):
Assured Guaranty Corp.	09/20/20	5.000%	300	2.558%	$(31,507)	$(16,608)	$(14,899)	Credit Suisse First Boston Corp.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	55

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Credit default swap agreements outstanding at April 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swap on corporate issues—Sell Protection(2):
Petroleos Mexicanos	09/20/21	1.000%	2,500	3.217%	$(265,833)	$(70,059)	$(195,774)	Goldman Sachs & Co.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	5,000	$(142,985)	$(351,451)	$208,466	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	2,000	(57,194)	(122,423)	65,229	Credit Suisse First Boston Corp.

				$(200,179)	$(473,874)	$273,695

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Buy Protection(1):
Kingdom of Spain	06/20/17	1.000%	700	0.253%	$(6,817)	$(9,413)	$2,596	Deutsche Bank AG
Kingdom of Spain	06/20/19	1.000%	700	0.586%	(9,798)	(2,988)	(6,810)	Deutsche Bank AG
Republic of Ireland	06/20/17	1.000%	700	0.184%	(7,370)	(12,919)	5,549	Deutsche Bank AG
Republic of Ireland	06/20/19	1.000%	700	0.387%	(14,159)	(10,231)	(3,928)	Deutsche Bank AG
Republic of Italy	06/20/17	1.000%	700	0.379%	(5,803)	(5,072)	(731)	Deutsche Bank AG
Republic of Italy	06/20/19	1.000%	900	0.839%	(5,520)	5,740	(11,260)	Deutsche Bank AG
Republic of Philippines	09/20/17	1.000%	1,000	0.352%	(10,214)	(16,512)	6,298	Goldman Sachs & Co.
Republic of Poland	06/20/17	1.000%	1,000	0.357%	(8,537)	(23,766)	15,229	Hong Kong & Shanghai Bank
Republic of Portugal	06/20/17	1.000%	700	1.021%	(646)	3,899	(4,545)	Deutsche Bank AG
Republic of Portugal	06/20/19	1.000%	400	1.842%	9,689	12,674	(2,985)	Deutsche Bank AG
Republic of Slovakia	06/20/17	1.000%	1,000	0.103%	(11,467)	(28,054)	16,587	Hong Kong & Shanghai Bank
Republic of Slovenia	06/20/19	1.000%	900	0.622%	(11,612)	19,172	(30,784)	JPMorgan Chase

					$(82,254)	$(67,470)	$(14,784)

See Notes to Financial Statements.

56

Credit default swap agreements outstanding at April 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2):
Federation of Malaysia	12/20/19	1.000%	2,000	1.145%	$(7,940)	$16,516	$(24,456)	Barclays Capital Group
Federation of Malaysia	12/20/19	1.000%	2,000	1.145%	(7,940)	16,034	(23,974)	Hong Kong & Shanghai Bank
Federation of Russia	12/20/17	1.000%	1,000	0.915%	2,566	(27,490)	30,056	Bank of America
Kingdom of Belgium	12/20/24	1.000%	3,500	0.765%	69,448	20,902	48,546	Hong Kong & Shanghai Bank
Kingdom of Belgium	03/20/20	1.000%	3,000	0.355%	77,645	(14,500)	92,145	JPMorgan Chase
Kingdom of Denmark	06/20/26	0.250%	1,000	0.433%	(16,772)	(16,628)	(144)	Goldman Sachs & Co.
Kingdom of Spain	09/20/20	1.000%	2,500	0.834%	20,528	916	19,612	Barclays Capital Group
Kingdom of Spain	06/20/21	1.000%	700	0.825%	6,871	(7,647)	14,518	Deutsche Bank AG
Kingdom of Spain	06/20/24	1.000%	700	1.145%	(6,678)	(25,398)	18,720	Deutsche Bank AG
Kingdom of Spain	09/20/21	1.000%	1,500	0.862%	12,388	18,281	(5,893)	Hong Kong & Shanghai Bank
Kingdom of Sweden	06/20/26	0.250%	1,000	0.411%	(14,780)	(15,718)	938	Goldman Sachs & Co.
People’s Republic of China	12/20/19	1.000%	2,000	0.925%	7,647	20,407	(12,760)	Citigroup Global Markets
People’s Republic of China	03/20/22	1.000%	1,000	1.402%	(20,930)	(17,211)	(3,719)	Deutsche Bank AG
People’s Republic of China	03/20/22	1.000%	2,000	1.402%	(41,859)	(21,992)	(19,867)	Goldman Sachs & Co.
People’s Republic of China	06/20/19	1.000%	650	0.787%	5,039	603	4,436	Hong Kong & Shanghai Bank
People’s Republic of China	12/20/19	1.000%	1,000	0.925%	3,824	10,204	(6,380)	Hong Kong & Shanghai Bank
Republic of Brazil	09/20/17	1.000%	1,000	1.187%	(1,430)	(22,699)	21,269	Barclays Capital Group
Republic of Brazil	09/20/18	1.000%	1,000	1.742%	(16,262)	(44,239)	27,977	Barclays Capital Group
Republic of Brazil	03/20/18	1.000%	1,500	1.438%	(10,524)	(17,514)	6,990	Deutsche Bank AG
Republic of Chile	12/20/21	1.000%	2,500	1.056%	(4,560)	2,887	(7,447)	Deutsche Bank AG
Republic of Colombia	12/20/21	1.000%	2,000	2.306%	(133,570)	(41,036)	(92,534)	Hong Kong & Shanghai Bank
Republic of France	06/20/16	0.250%	2,700	0.104%	1,355	(156,882)	158,237	Barclays Capital Group

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	57

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Credit default swap agreements outstanding at April 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2) (cont’d):
Republic of France	06/20/17	0.250%	2,500	0.091%	$5,299	$(194,311)	$199,610	Barclays Capital Group
Republic of France	12/20/16	0.250%	4,500	0.082%	6,228	(353,862)	360,090	Citigroup Global Markets
Republic of France	12/20/25	0.250%	3,730	0.714%	(151,196)	(148,525)	(2,671)	Citigroup Global Markets
Republic of France	03/20/19	0.250%	1,200	0.19%	2,404	(14,961)	17,365	Deutsche Bank AG
Republic of France	12/20/19	0.250%	7,000	0.245%	3,421	(107,630)	111,051	Hong Kong & Shanghai Bank
Republic of France	03/20/20	0.250%	3,000	0.261%	(391)	(188,678)	188,287	JPMorgan Chase
Republic of France	12/20/25	0.250%	5,000	0.714%	(202,676)	(161,047)	(41,629)	JPMorgan Chase
Republic of France	12/20/16	1.000%	1,000	0.082%	7,132	(31,892)	39,024	UBS AG
Republic of Indonesia	09/20/18	1.000%	2,200	0.933%	6,028	(122,244)	128,272	Deutsche Bank AG
Republic of Indonesia	12/20/18	1.000%	1,200	1.017%	(542)	(70,888)	70,346	Goldman Sachs & Co.
Republic of Ireland	06/20/21	1.000%	700	0.594%	14,956	3,081	11,875	Deutsche Bank AG
Republic of Ireland	06/20/24	1.000%	700	0.868%	7,774	(8,906)	16,680	Deutsche Bank AG
Republic of Ireland	06/20/23	1.000%	4,080	0.844%	47,023	48,194	(1,171)	Goldman Sachs & Co.
Republic of Ireland	06/20/18	1.000%	2,000	0.288%	32,778	(81,678)	114,456	Hong Kong & Shanghai Bank
Republic of Italy	09/20/20	1.000%	1,500	1.157%	(8,182)	(13,249)	5,067	Barclays Capital Group
Republic of Italy	06/20/21	1.000%	700	1.140%	(3,956)	(18,943)	14,987	Deutsche Bank AG
Republic of Italy	06/20/24	1.000%	900	1.523%	(33,004)	(50,861)	17,857	Deutsche Bank AG
Republic of Italy	03/20/22	1.000%	3,000	1.387%	(60,114)	(108,518)	48,404	Goldman Sachs & Co.
Republic of Italy	06/20/20	1.000%	6,000	1.115%	(20,555)	(14,463)	(6,092)	Hong Kong & Shanghai Bank
Republic of Italy	03/20/22	1.000%	3,000	1.387%	(60,114)	(108,435)	48,321	JPMorgan Chase
Republic of Italy	12/20/16	1.000%	2,000	0.270%	11,807	(293,423)	305,230	UBS AG
Republic of Korea	12/20/21	1.000%	2,000	0.691%	35,875	37,686	(1,811)	Barclays Capital Group
Republic of Latvia	09/20/19	1.000%	3,000	0.414%	62,500	5,686	56,814	Barclays Capital Group
Republic of Latvia	06/20/19	1.000%	700	0.354%	14,908	2,637	12,271	Deutsche Bank AG
Republic of Lithuania	09/20/19	1.000%	3,000	0.437%	60,247	5,603	54,644	Barclays Capital Group
Republic of Lithuania	06/20/19	1.000%	700	0.380%	14,332	2,637	11,695	Deutsche Bank AG

See Notes to Financial Statements.

58

Credit default swap agreements outstanding at April 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at April 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2) (cont’d):
Republic of Panama	12/20/20	1.000%	5,500	1.474%	$(109,454)	$(206,535)	$97,081	JPMorgan Chase
Republic of Peru	03/20/22	1.000%	3,000	1.702%	(112,358)	(105,928)	(6,430)	Barclays Capital Group
Republic of Philippines	03/20/22	1.000%	1,000	1.254%	(12,902)	(17,211)	4,309	Deutsche Bank AG
Republic of Philippines	09/20/21	1.000%	1,000	1.148%	(6,431)	(15,838)	9,407	Hong Kong & Shanghai Bank
Republic of Philippines	09/20/20	1.000%	1,700	0.924%	7,508	(8,268)	15,776	JPMorgan Chase
Republic of Philipppines	12/20/20	1.000%	750	0.984%	1,417	(42)	1,459	Deutsche Bank AG
Republic of Poland	12/20/21	1.000%	2,000	0.932%	9,627	33,938	(24,311)	Barclays Capital Group
Republic of Poland	06/20/21	1.000%	1,000	0.854%	8,397	17,974	(9,577)	Hong Kong & Shanghai Bank
Republic of Portugal	06/20/21	1.000%	700	2.444%	(46,342)	(44,567)	(1,775)	Deutsche Bank AG
Republic of Portugal	06/20/24	1.000%	400	2.835%	(48,658)	(39,789)	(8,869)	Deutsche Bank AG
Republic of Portugal	09/20/20	1.000%	1,500	2.439%	(85,706)	(53,625)	(32,081)	Goldman Sachs & Co.
Republic of Slovakia	06/20/21	1.000%	1,000	0.432%	29,639	21,924	7,715	Hong Kong & Shanghai Bank
Republic of Slovenia	06/20/24	1.000%	900	1.429%	(27,464)	(69,737)	42,273	Hong Kong & Shanghai Bank
Republic of South Africa	12/20/18	1.000%	1,200	1.733%	(22,777)	(64,857)	42,080	Goldman Sachs & Co.
Republic of Turkey	03/20/20	1.000%	2,000	1.908%	(65,380)	(76,304)	10,924	JPMorgan Chase

					$(764,836)	$(2,938,059)	$2,173,223

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	59

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
AUD	1,000	05/02/26	2.650%		6 Month BBSW(2)	$120	$—	$(120)
CAD	4,500	01/09/20	1.716%		3 Month Canadian Banker’s Acceptance(1)	(2,882)	(80,157)	(77,275)
CAD	3,550	03/07/21	0.983%		3 Month Canadian Banker’s Acceptance(2)	(103)	(25,887)	(25,784)
CAD	3,000	08/20/23	3.134%		3 Month Canadian Banker’s Acceptance(1)	18,348	(292,231)	(310,579)
CAD	1,500	04/22/26	1.670%		3 Month Canadian Banker’s Acceptance(2)	98	(2,133)	(2,231)
CAD	1,100	06/25/30	2.651%		3 Month Canadian Banker’s Acceptances(2)	8,431	68,593	60,162
CZK	34,000	01/23/22	0.513%		6 Month PRIBOR(2)	1,467	2,184	717
DKK	15,000	01/27/20	0.385%		6 Month CIBOR(2)	2,344	10,496	8,152
DKK	13,600	05/04/25	0.825%		6 Month CIBOR(2)	4,723	(15,342)	(20,065)
EUR	4,500	09/24/16	(0.045%	)	1 Day EONIA(1)	(61)	(12,039)	(11,978)
EUR	4,000	03/13/17	0.493%		3 Month EURIBOR(1)	7,954	(30,366)	(38,320)
EUR	2,300	09/01/18	0.174%		6 Month EURIBOR(2)	1,215	18,579	17,364
EUR	830	07/02/19	0.656%		6 Month EURIBOR(2)	(989)	22,381	23,370
EUR	1,000	05/29/20	0.373%		6 Month EURIBOR(2)	1,505	18,231	16,726

See Notes to Financial Statements.

60

Interest rate swap agreements outstanding at April 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d):
EUR	610	07/02/21	0.994%	6 Month EURIBOR(2)	$(1,701)	$32,742	$34,443
EUR	700	08/14/21	0.841%	3 Month EURIBOR(2)	(1,451)	37,740	39,191
EUR	700	09/03/23	2.171%	6 Month EURIBOR(2)	(15,049)	107,096	122,145
EUR	1,600	10/10/23	2.130%	6 Month EURIBOR(2)	(33,326)	240,756	274,082
EUR	5,650	02/15/25	0.672%	1 Day EONIA(1)	(10,933)	(239,757)	(228,824)
EUR	1,410	05/12/25	0.895%	6 Month EURIBOR(2)	4,800	49,604	44,804
EUR	2,000	03/04/29	2.302%	6 Month EURIBOR(2)	245,354	403,153	157,799
EUR	1,000	06/04/29	2.002%	6 Month EURIBOR(2)	(13,625)	158,382	172,007
EUR	1,360	11/11/29	1.453%	6 Month EURIBOR(2)	877	102,853	101,976
EUR	1,800	01/14/30	1.022%	6 Month EURIBOR(2)	10,586	15,391	4,805
EUR	700	04/07/31	0.819%	6 Month EURIBOR(2)	(45)	(25,033)	(24,988)
EUR	450	05/03/31	1.048%	6 Month EURIBOR(2)	179	—	(179)
EUR	1,135	12/28/35	1.559%	6 Month EURIBOR(2)	4,608	89,551	84,943
EUR	440	07/01/43	2.505%	6 Month EURIBOR(2)	(14,219)	153,359	167,578
EUR	500	09/03/43	2.691%	6 Month EURIBOR(2)	(20,988)	201,093	222,081
EUR	1,000	11/21/44	1.790%	6 Month EURIBOR(2)	1,925	158,985	157,060
EUR	400	02/10/45	1.158%	6 Month EURIBOR(2)	4,277	(9,407)	(13,684)
EUR	980	12/28/45	1.599%	6 Month EURIBOR(1)	(4,926)	(105,023)	(100,097)
GBP	690	06/30/19	2.166%	6 Month GBP LIBOR(2)	(2,826)	37,617	40,443
GBP	510	06/30/21	2.469%	6 Month GBP LIBOR(2)	(3,267)	49,740	53,007
GBP	1,200	01/13/32	2.788%	6 Month GBP LIBOR(2)	299,938	252,593	(47,345)
GBP	1,000	08/20/35	2.126%	6 Month GBP LIBOR(2)	2,144	78,525	76,381
GBP	590	04/21/36	1.787%	6 Month GBP LIBOR(1)	326	3,673	3,347
GBP	530	08/19/45	2.171%	6 Month GBP LIBOR(2)	826	71,863	71,037
JPY	320,000	01/29/22	0.316%	6 Month JPY LIBOR(2)	7,276	59,133	51,857
JPY	400,000	04/01/26	—(3)	—(3)	60	978	918
JPY	135,000	02/20/29	1.260%	6 Month JPY LIBOR(2)	59,169	164,257	105,088
JPY	50,000	04/02/29	1.288%	6 Month JPY LIBOR(2)	3,469	62,724	59,255
JPY	100,000	08/18/29	1.070%	6 Month JPY LIBOR(2)	9,044	99,983	90,939
JPY	100,000	08/28/29	1.043%	6 Month JPY LIBOR(2)	9,217	96,655	87,438
JPY	200,000	09/09/29	1.061%	6 Month JPY LIBOR(2)	17,064	198,146	181,082
JPY	655,000	09/29/29	1.064%	6 Month JPY LIBOR(2)	453,563	651,203	197,640
JPY	200,000	04/01/31	0.319%	6 Month JPY LIBOR(2)	(801)	(3,536)	(2,735)
JPY	215,000	05/06/31	0.354%	6 Month JPY LIBOR(2)	114	5,801	5,687
JPY	180,000	11/05/34	1.293%	6 Month JPY LIBOR(2)	104,415	263,037	158,622
JPY	70,000	12/03/34	1.265%	6 Month JPY LIBOR(2)	8,853	99,083	90,230
JPY	260,000	01/07/35	1.108%	6 Month JPY LIBOR(2)	25,525	297,356	271,831
JPY	50,000	01/22/35	0.950%	6 Month JPY LIBOR(2)	3,515	43,490	39,975
JPY	120,000	02/12/35	1.161%	6 Month JPY LIBOR(2)	12,851	148,830	135,979
JPY	320,000	02/24/35	1.200%	6 Month JPY LIBOR(2)	36,548	419,092	382,544

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	61

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Interest rate swap agreements outstanding at April 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d):
JPY	160,000	03/03/35	1.153%	6 Month JPY LIBOR(2)	$16,893	$196,369	$179,476
JPY	90,000	02/04/36	0.816%	6 Month JPY LIBOR(2)	2,962	57,662	54,700
JPY	110,300	04/15/46	0.560%	6 Month JPY LIBOR(2)	(1,154)	(12,398)	(11,244)
MXN	90,000	02/09/18	4.630%	28 Day Mexican Interbank Rate(2)	(6,656)	1,620	8,276
MXN	35,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(15,906)	34,763	50,669
MXN	15,700	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	(2,834)	(35,561)	(32,727)
MXN	27,400	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	5,381	(18,611)	(23,992)
MXN	4,000	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	332	118	(214)
NOK	7,000	08/26/16	2.320%	6 Month NIBOR(2)	(3,959)	3,250	7,209
NOK	11,000	01/23/22	1.435%	6 Month NIBOR(2)	7,580	10,189	2,609
NOK	25,000	02/23/23	1.350%	6 Month NIBOR(2)	2,653	11,052	8,399
NOK	9,500	04/25/26	1.548%	6 Month NIBOR(2)	(192)	(16,291)	(16,099)
NZD	2,600	03/13/19	4.550%	3 Month BBR(2)	(5,698)	112,794	118,492
NZD	1,610	04/26/23	2.733%	3 Month BBR(2)	132	578	446
NZD	750	03/13/24	5.080%	3 Month BBR(2)	(4,849)	84,449	89,298
NZD	1,900	05/01/25	3.825%	3 Month BBR(2)	8,724	97,297	88,573
PLN	9,000	02/13/22	1.990%	6 Month WIBOR(2)	4,149	(2,983)	(7,132)
SEK	13,300	08/26/16	1.930%	3 Month STIBOR(2)	(11,605)	12,816	24,421
SEK	20,000	01/20/20	0.485%	3 Month STIBOR(2)	5,201	38,833	33,632
SEK	12,700	04/25/23	0.750%	3 Month STIBOR(2)	(44)	(4,649)	(4,605)
SEK	12,700	08/29/24	1.657%	3 Month STIBOR(2)	23,829	83,281	59,452
SEK	3,000	11/16/25	1.485%	3 Month STIBOR(2)	880	10,344	9,464
SEK	6,000	12/09/25	1.505%	3 Month STIBOR(2)	1,535	21,723	20,188
ZAR	21,900	08/26/20	7.855%	3 Month JIBAR(2)	(4,275)	(13,095)	(8,820)
	32,240	01/26/18	1.124%	3 Month LIBOR(1)	(5,892)	(45,127)	(39,235)
	16,700	02/08/18	0.884%	3 Month LIBOR(1)	188	17,830	17,642
	15,000	02/25/19	1.700%	3 Month LIBOR(2)	188	285,317	285,129
	30,800	02/28/19	1.806%	3 Month LIBOR(1)	60,864	(682,458)	(743,322)
	2,500	02/04/20	1.523%	3 Month LIBOR(1)	160	(37,758)	(37,918)
	4,080	03/11/20	1.824%	3 Month LIBOR(1)	167	(108,606)	(108,773)
	1,200	03/23/20	1.616%	3 Month LIBOR(1)	155	(22,505)	(22,660)
	24,300	05/31/20	1.105%	3 Month LIBOR(1)	272	38,081	37,809
	15,000	05/31/20	1.106%	3 Month LIBOR(1)	212	23,206	22,994
	83,870	05/31/20	1.131%	3 Month LIBOR(2)	(19,233)	(45,656)	(26,423)
	6,100	01/06/21	1.800%	3 Month LIBOR(2)	175	163,674	163,499
	129,200	12/31/21	1.556%	3 Month LIBOR(1)	(29,684)	(1,650,254)	(1,620,570)
	8,000	12/31/21	1.850%	3 Month LIBOR(1)	193	(232,677)	(232,870)
	3,300	12/31/22	1.405%	3 Month LIBOR(1)	168	8,475	8,307
	3,200	12/31/22	1.406%	3 Month LIBOR(1)	168	7,922	7,754
	4,900	12/31/22	1.409%	3 Month LIBOR(1)	177	11,365	11,188
	1,400	12/31/22	1.412%	3 Month LIBOR(1)	158	3,009	2,851

See Notes to Financial Statements.

62

Interest rate swap agreements outstanding at April 30, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d):
10,000	04/05/23	1.427%	3 Month LIBOR(1)	$222	$15,777	$15,555
1,150	04/28/26	1.809%	3 Month LIBOR(1)	158	(12,116)	(12,274)

				$1,277,431	$2,565,086	$1,287,655

Foreign Bonds with a combined market value of $5,400,509 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default and interest rate swap contracts at April 30, 2016.

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
AUD	1,000	09/07/21	4.945%	6 Month BBSW(2)	$100,475	$—	$100,475	Citigroup Global Markets
AUD	1,000	08/31/22	3.890%	6 Month BBSW(2)	65,857	—	65,857	Hong Kong & Shanghai Bank
AUD	1,400	08/31/22	3.920%	6 Month BBSW(2)	94,122	—	94,122	Citigroup Global Markets
AUD	1,700	09/21/22	3.830%	6 Month BBSW(2)	109,106	—	109,106	Barclays Capital Group
AUD	2,800	08/08/23	4.170%	6 Month BBSW(1)	(248,436)	—	(248,436)	Hong Kong & Shanghai Bank
AUD	2,000	12/19/32	4.423%	6 Month BBSW(2)	333,642	—	333,642	Barclays Capital Group
AUD	650	03/15/43	4.755%	6 Month BBSW(2)	173,837	—	173,837	Hong Kong & Shanghai Bank
CAD	3,200	02/22/17	1.708%	3 Month Canadian Banker’s Acceptance(2)	19,231	—	19,231	Citigroup Global Markets
CAD	650	11/06/17	1.645%	3 Month Canadian Banker’s Acceptance(2)	7,016	—	7,016	Bank of Nova Scotia
CAD	500	12/27/17	1.700%	3 Month Canadian Banker’s Acceptance(2)	5,394	—	5,394	Bank of Nova Scotia
CAD	4,200	08/17/22	2.370%	3 Month Canadian Banker’s Acceptance(2)	225,485	—	225,485	Bank of Nova Scotia
CZK	25,000	06/27/18	1.635%	6 Month PRIBOR(2)	43,389	—	43,389	Hong Kong & Shanghai Bank
DKK	3,200	03/01/22	2.300%	6 Month CIBOR(2)	54,901	—	54,901	Credit Suisse First Boston Corp.
EUR	600	07/27/22	1.772%	6 Month EURIBOR(2)	75,739	—	75,739	Citigroup Global Markets
EUR	650	09/24/42	2.404%	6 Month EURIBOR(2)	216,075	—	216,075	Citigroup Global Markets
EUR	850	03/27/43	2.327%	6 Month EURIBOR(2)	256,665	—	256,665	Bank of America
GBP	500	08/01/16	2.060%	6 Month GBP LIBOR(2)	4,809	—	4,809	Citigroup Global Markets
GBP	1,000	08/17/22	1.975%	3 Month GB P LIBOR(2)	79,116	—	79,116	Hong Kong & Shanghai Bank

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	63

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Interest rate swap agreements outstanding at April 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements (cont’d):
GBP	1,420	04/24/43	2.932%	6 Month GBP LIBOR(2)	$527,672	$—	$527,672	Hong Kong & Shanghai Bank
HKD	27,000	01/04/18	0.805%	3 Month HIBOR(1)	13,398	—	13,398	Bank of America
HKD	25,000	07/29/18	1.625%	3 Month HIBOR(2)	34,641	—	34,641	Hong Kong & Shanghai Bank
HKD	25,000	10/08/18	1.635%	3 Month HIBOR(1)	(37,073)	—	(37,073)	Hong Kong & Shanghai Bank
HKD	30,800	04/28/20	1.400%	3 Month HIBOR(1)	1,027	—	1,027	Citigroup Global Markets
HKD	8,200	08/22/22	1.560%	3 Month HIBOR(1)	578	—	578	Hong Kong & Shanghai Bank
HUF	620,000	11/19/18	4.290%	6 Month BUBOR(2)	216,320	—	216,320	Credit Suisse First Boston Corp.
HUF	330,000	03/27/23	5.510%	6 Month BUBOR(2)	307,572	—	307,572	Deutsche Bank AG
ILS	6,500	11/20/18	2.200%	3 Month TELBOR(2)	99,347	—	99,347	Hong Kong & Shanghai Bank
ILS	7,500	12/09/22	1.530%	3 Month TELBOR(2)	66,018	—	66,018	Citigroup Global Markets
ILS	3,200	03/06/23	3.525%	3 Month TELBOR(2)	139,302	—	139,302	Deutsche Bank AG
ILS	4,200	06/27/23	3.730%	3 Month TELBOR(2)	231,052	—	231,052	Credit Suisse First Boston Corp.
ILS	3,000	04/26/26	1.685%	3 Month TELBOR(2)	(577)	—	(577)	JPMorgan Chase
JPY	30,000	07/22/21	1.090%	6 Month JPY LIBOR(2)	17,592	—	17,592	Citigroup Global Markets
JPY	85,500	07/21/24	1.489%	6 Month JPY LIBOR(2)	97,100	—	97,100	Citigroup Global Markets
JPY	60,000	07/04/26	1.603%	6 Month JPY LIBOR(2)	86,638	—	86,638	Citigroup Global Markets
JPY	70,000	08/02/26	1.534%	6 Month JPY LIBOR(2)	96,276	—	96,276	Citigroup Global Markets
JPY	300,000	09/03/27	1.290%	6 Month JPY LIBOR(2)	358,769	—	358,769	Citigroup Global Markets
JPY	40,000	12/04/27	1.261%	6 Month JPY LIBOR(2)	48,059	—	48,059	Citigroup Global Markets
JPY	40,000	12/14/27	1.235%	6 Month JPY LIBOR(2)	46,785	—	46,785	Hong Kong & Shanghai Bank
JPY	120,000	02/20/28	1.353%	6 Month JPY LIBOR(2)	155,276	—	155,276	Deutsche Bank AG
JPY	200,000	04/16/28	1.235%	6 Month JPY LIBOR(2)	230,384	—	230,384	Credit Suisse First Boston Corp.
JPY	160,000	11/14/32	2.390%	6 Month JPY LIBOR(2)	259,232	—	259,232	Citigroup Global Markets
JPY	35,000	12/14/32	1.575%	6 Month JPY LIBOR(2)	66,498	—	66,498	Hong Kong & Shanghai Bank
JPY	70,000	01/28/43	1.955%	6 Month JPY LIBOR(2)	237,239	—	237,239	JPMorgan Chase
JPY	137,500	05/21/43	2.003%	6 Month JPY LIBOR(1)	(490,867)	—	(490,867)	Credit Suisse First Boston Corp.
JPY	45,800	05/29/43	2.013%	6 Month JPY LIBOR(1)	(164,554)	—	(164,554)	Credit Suisse First Boston Corp.
JPY	100,000	06/03/43	1.970%	6 Month JPY LIBOR(2)	348,630	—	348,630	JPMorgan Chase

See Notes to Financial Statements.

64

Interest rate swap agreements outstanding at April 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements (cont’d):
KRW	1,500,000	08/14/21	2.773%	3 Month KRW LIBOR(2)	$88,628	$—	$88,628	Hong Kong & Shanghai Bank
KRW	655,000	10/07/22	1.765%	3 Month KRW LIBOR(2)	8,331	—	8,331	JPMorgan Chase
KRW	900,000	11/05/24	2.425%	3 Month KRW LIBOR(2)	53,906	—	53,906	Barclays Capital Group
KRW	520,000	01/27/31	1.870%	3 Month KRW LIBOR(2)	9,401	—	9,401	JPMorgan Chase
MXN	37,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	60,902	—	60,902	Credit Suisse First Boston Corp.
MXN	20,000	08/13/19	4.985%	28 Day Mexican Interbank Rate(2)	1,144	—	1,144	Hong Kong & Shanghai Bank
MXN	17,500	04/09/42	7.890%	28 Day Mexican Interbank Rate(2)	144,799	—	144,799	Barclays Capital Group
MYR	1,700	04/28/25	4.040%	3 Month KLIBOR(2)	1,850	—	1,850	Citigroup Global Markets
NOK	13,500	11/07/17	2.550%	6 Month NIBOR(2)	47,705	—	47,705	Citigroup Global Markets
NOK	4,500	11/07/22	3.190%	6 Month NIBOR(2)	68,831	—	68,831	Citigroup Global Markets
NZD	3,200	08/18/16	4.173%	3 Month BBR(2)	16,923	—	16,923	Citigroup Global Markets
NZD	1,320	09/25/22	3.790%	3 Month BBR(2)	62,360	—	62,360	Citigroup Global Markets
NZD	910	08/09/23	4.653%	3 Month BBR(2)	82,133	—	82,133	Hong Kong & Shanghai Bank
PLN	15,000	06/28/18	3.790%	6 Month WIBOR(2)	278,316	—	278,316	Deutsche Bank AG
PLN	4,900	06/27/21	5.390%	6 Month WIBOR(2)	268,422	—	268,422	JPMorgan Chase
PLN	5,700	04/12/22	5.030%	6 Month WIBOR(2)	256,847	—	256,847	Hong Kong & Shanghai Bank
PLN	4,000	03/14/23	3.810%	6 Month WIBOR(2)	118,150	—	118,150	Bank of America
PLN	4,100	03/18/23	3.660%	6 Month WIBOR(2)	110,365	—	110,365	Hong Kong & Shanghai Bank
PLN	3,600	06/27/26	5.280%	6 Month WIBOR(1)	(283,906)	—	(283,906)	JPMorgan Chase
PLN	4,100	04/12/27	4.810%	6 Month WIBOR(1)	(250,402)	—	(250,402)	Hong Kong & Shanghai Bank
SEK	25,000	05/10/16	1.363%	3 Month STIBOR(2)	45,450	—	45,450	Royal Bank of Scotland Group PLC
SEK	3,700	02/27/22	2.520%	3 Month STIBOR(2)	55,642	—	55,642	Citigroup Global Markets
SGD	1,800	01/08/18	0.935%	6 Month SIBOR(2)	(14,595)	—	(14,595)	Bank of America

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	65

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Interest rate swap agreements outstanding at April 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements (cont’d):
SGD	5,450	04/30/20	1.850%	6 Month SIBOR(2)	$(9,353)	$—	$(9,353)	Citigroup Global Markets
THB	100,000	05/14/16	2.630%	3 Month BIBOR(2)	17,829	—	17,829	Citigroup Global Markets
THB	50,000	12/20/17	3.230%	6 Month BIBOR(2)	45,601	—	45,601	Bank of America
THB	28,900	04/30/25	2.560%	6 Month BIBOR(2)	25,758	—	25,758	Citigroup Global Markets
TWD	115,500	03/17/21	0.780%	3 Month TAIBOR(2)	(6,204)	—	(6,204)	Barclays Capital Group
ZAR	55,000	06/25/18	7.440%	3 Month JIBAR(2)	(25,650)	—	(25,650)	Hong Kong & Shanghai Bank
ZAR	17,000	11/15/23	8.085%	3 Month JIBAR(2)	(20,012)	—	(20,012)	Credit Suisse First Boston Corp.
ZAR	5,000	09/03/33	8.970%	3 Month JIBAR(2)	15,499	—	15,499	Hong Kong & Shanghai Bank
ZAR	12,000	11/03/34	8.230%	3 Month JIBAR(2)	(18,561)	—	(18,561)	Barclays Capital Group
	2,000	04/15/26	—(4)	—(4)	235,166	—	235,166	JPMorgan Chase

					$6,100,032	$—	$6,100,032

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	Fund pays the floating rate of 3 Month LIBOR plus .875 bps and receives the floating rate of 6 Month JPY LIBOR.
(4)	Fund pays 1 Week MUNIPSA and receives 3 Month LIBOR.

Currency swap agreements outstanding at April 30, 2016:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
1,111	3 Month LIBOR plus 451 bps	JPY	92,000	3.700%	Citigroup Global Markets	11/14/16	$250,787	$66	$250,721
327	3 Month LIBOR plus 156 bps	CHF	300	2.875%	Citigroup Global Markets	11/23/16	6,628	(22,678)	29,306
325	3 Month LIBOR plus 158 bps	CHF	300	2.875%	Citigroup Global Markets	11/23/16	4,517	(27,045)	31,562
1,605	3 Month LIBOR plus 432 bps	JPY	125,000	3.450%	Citigroup Global Markets	03/24/17	455,498	38,561	416,937
122	3 Month LIBOR plus 208 bps	EUR	100	4.250%	Citigroup Global Markets	07/14/17	432	(11,428)	11,860
244	3 Month LIBOR plus 220 bps	EUR	200	4.250%	Citigroup Global Markets	07/14/17	515	(20,832)	21,347
13,410	3 Month LIBOR	JPY	1,510,000	3 Month LIBOR minus 99.5 bps	Citigroup Global Markets	04/03/20	51,496	—	51,496

See Notes to Financial Statements.

66

Currency swap agreements outstanding at April 30, 2016 (continued):

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	OTC currency swap agreements (cont’d):
	567	3 Month LIBOR plus 510 bps	CHF	500	4.000%	Credit Suisse First Boston Corp.	05/20/16	$26,885	$675	$26,210
	439	3 Month LIBOR	JPY	44,780	3 Month LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	17,636	—	17,636
JPY	510,300	3 Month LIBOR minus 23.25 bps		5,000	3 Month LIBOR	Goldman Sachs & Co.	06/17/16	(209,250)	—	(209,250)
	5,000	3 Month LIBOR	JPY	510,300	3 Month LIBOR minus 53.375 bps	Goldman Sachs & Co.	06/17/24	75,438	—	75,438
TRY	4,800	7.700%		2,500	3 Month LIBOR	Hong Kong & Shanghai Bank	07/19/18	(747,938)	—	(747,938)
TRY	7,729	8.820%		3,800	3 Month LIBOR	Hong Kong & Shanghai Bank	09/04/18	(930,155)	—	(930,155)
	3,049	3 Month LIBOR	DKK	18,000	3 Month CIBOR minus 37.00 bps	JPMorgan Chase	10/03/16	280,897	—	280,897
	24,780	3 Month LIBOR	EUR	20,000	3 Month EURIBOR minus 14.625 bps	JPMorgan Chase	11/10/16	1,900,218	—	1,900,218
JPY	500,000	3 Month LIBOR minus 44.00 bps		4,248	3 Month LIBOR	JPMorgan Chase	11/21/16	447,467	—	447,467
AUD	3,240	3 Month BBSW plus 24.25 bps		3,000	3 Month LIBOR	JPMorgan Chase	05/22/19	(526,637)	—	(526,637)
	4,248	3 Month LIBOR	JPY	500,000	3 Month LIBOR minus 73.00 bps	JPMorgan Chase	11/21/24	(510,815)	—	(510,815)

								$593,619	$(42,681)	$636,300

Total return swap agreements outstanding at April 30, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	06/11/16	400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$1,354	$—	$1,354
Deutsche Bank AG	06/11/16	800	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(3,620)	—	(3,620)

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	67

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Total return swap agreements outstanding at April 30, 2016 (continued):

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements (cont’d):
Deutsche Bank AG	06/11/16	400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$3,223	$—	$3,223
Deutsche Bank AG	06/11/16	800	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(8,387)	—	(8,387)

				$(7,430)	$—	$(7,430)

(1)	Upfront/recurring fees or commissions, as applicable, are included in net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$1,331,835	$—
Australia	—	812,123	—
Austria	—	198,216	—
Belgium	—	4,544,830	—
Brazil	—	5,236,054	—
Bulgaria	—	1,571,615	—
Canada	—	2,090,547	—
Cayman Islands	—	557,500	—
Chile	—	524,092	—
China	—	499,584	—

See Notes to Financial Statements.

68

	Level 1	Level 2	Level 3
Foreign Bonds (continued)
Colombia	$—	$2,808,967	$—
Cyprus	—	6,703,101	—
Denmark	—	219,710	—
Dominican Republic	—	823,586	—
Finland	—	1,456,491	—
France	—	382,214	—
Germany	—	3,862,049	—
Greece	—	4,720,153	—
Hungary	—	8,020,017	—
Iceland	—	1,880,463	—
India	—	993,505	—
Indonesia	—	6,285,375	—
Ireland	—	1,672,431	—
Italy	—	12,351,280	—
Japan	—	3,012,576	—
Kazakhstan	—	1,220,252	—
Lithuania	—	2,967,074	—
Macedonia	—	551,264	—
Mexico	—	15,018,696	—
Netherlands	—	3,702,914	—
New Zealand	—	397,582	—
Norway	—	1,157,873	—
Panama	—	2,684,927	—
Peru	—	4,285,445	—
Poland	—	3,827,970	—
Portugal	—	6,615,167	—
Romania	—	3,178,821	—
Russia	—	1,547,818	—
Singapore	—	791,247	—
Slovenia	—	8,144,882	—
South Africa	—	3,570,858	—
South Korea	—	1,827,117	—
Spain	—	14,904,427	—
Supranational Bank	—	5,446,814	—
Sweden	—	166,894	—
Switzerland	—	1,220,579	—
Turkey	—	2,241,075	—
United Kingdom	—	3,314,563	—
Uruguay	—	159,581	—
Asset-Backed Securities
Collateralized Loan Obligations	—	24,997,743	—
Non-Residential Mortgage-Backed Securities	—	4,722,173	—
Residential Mortgage-Backed Securities	—	20,051,105	869,910
Bank Loans	—	1,423,388	—
Commercial Mortgage-Backed Securities	—	25,818,750	—
Corporate Bonds	—	48,095,531	—
Municipal Bonds	—	2,806,636	—

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	69

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

	Level 1	Level 2	Level 3
Residential Mortgage-Backed Securities	$—	$16,067,164	$5,723,207
U.S. Government Agency Obligations	—	2,073,168	—
U.S. Treasury Obligations	—	1,862,255	—
Preferred Stock	104,600	—	—
Affiliated Mutual Fund	25,448,130	—	—
Options Purchased	—	2,293,416	—
Options Written	—	(1,985,936)	—
Other Financial Instruments*
Futures Contracts	(118,488)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	2,471,719	—
OTC Cross Currency Exchange Contracts	—	202,391	—
Centrally Cleared Credit Default Swap Agreements	—	(19,500)	—
OTC Credit Default Swap Agreements	—	(1,385,050)	3,615
Centrally Cleared Interest Rate Swap Agreements	—	1,287,655	—
OTC Interest Rate Swap Agreements	—	6,100,032	—
OTC Currency Swap Agreements	—	593,619	—
OTC Total Return Swap Agreements	—	(7,430)	—

Total	$25,434,242	$318,970,983	$6,596,732

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset- Backed Residential Mortgage- Backed Securities	Commercial Mortgage- Backed Securities	Residential Mortgage- Backed Securities	Credit Default Swaps	Forward Rate Agreements
Balance as of 10/31/15	$—	$1,319,954	$—	$—	$(36,385)
Realized gain (loss)	—	—	—	—	—	**
Change in unrealized appreciation (depreciation)***	830	—	(61,695)	3,615	36,385
Purchases	869,080	—	4,828,895	—	—
Sales	—	—	(2,104,938)	—	—
Accrued discount/premium	—	—	4,156	—	—
Transfers into Level 3	—	—	3,056,789	—	—
Transfers out of Level 3	—	(1,319,954)	—	—	—

Balance as of 4/30/16	$869,910	$—	$5,723,207	$3,615	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.
**	The realized loss incurred during the period for other financial instruments was $ (67,028).
***	Of which, $ (57,250) was relating to securities held at the reporting period end.

See Notes to Financial Statements.

70

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2016	Valuation Methodology	Unobservable Inputs
Asset-Backed Residential Mortgage-Backed Securities	$869,910	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	5,723,207	Market Approach	Single Broker Indicative Quote
Credit Default Swaps	3,615	Market Approach	Single Broker Indicative Quote

	$6,596,732

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Commercial Mortgage-Backed Securities	$1,319,954	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage-Backed Securities	$3,056,789	L2 to L3	Evaluated Bid to Single Broker Indicative Quote

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2016 were as follows:

Sovereign Bonds	35.9%
Residential Mortgage-Backed Securities	11.7
Commercial Mortgage-Backed Securities	7.1
Affiliated Mutual Fund	7.0
Collateralized Loan Obligations	6.9
Banks	6.4
Electric	1.7
Media	1.3
Non-Residential Mortgage-Backed Securities	1.3
Healthcare-Services	1.3
Transportation	1.0
Entertainment	0.9
Oil & Gas	0.9
Insurance	0.8
Municipal Bonds	0.8
Diversified Financial Services	0.7
Electronics	0.7
Auto Manufacturers	0.6
Options Purchased	0.6
U.S. Government Agency Obligations	0.5
U.S. Treasury Obligations	0.5
Home Builders	0.5
Food	0.4
Computers	0.4
Commercial Services	0.3
Packaging & Containers	0.3
Real Estate	0.3%
Retail	0.3
Building Materials	0.3
Office & Business Equipment	0.3
Miscellaneous Manufacturing	0.3
Telecommunications	0.3
Mining	0.2
Forest Products & Paper	0.2
Software	0.2
Technology	0.2
Airlines	0.2
Chemicals	0.1
Distribution/Wholesale	0.1
Lodging	0.1
Engineering & Construction	0.1
Financials	0.1
Consumer	0.1
Machinery-Diversified	0.1
Real Estate Investment Trusts (REITs)	0.1
Agriculture	0.1

94.2
Options Written	(0.5)
Other assets in excess of liabilities	6.3

100.0%

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	71

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2016 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on OTC swap agreements	$4,388,024		Unrealized depreciation on OTC swap agreements	$2,173,934
Credit contracts	Premiums paid for OTC swap agreements	337,340		Premiums received for OTC swap agreements	3,932,865
Credit contracts	—	—		Due from/to broker—variation margin centrally cleared swaps	19,500	*
Credit contracts	Unaffiliated Investments	600,549		Options written outstanding, at value	414,826
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	7,658,192		Unrealized depreciation on OTC forward foreign currency exchange contracts	5,186,473
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	609,020		Unrealized depreciation on OTC cross currency exchange contracts	406,629
Foreign exchange contracts	Unaffiliated Investments	1,692,867		Options written outstanding, at value	1,571,110
Interest rate contracts	Due from/to broker—variation margin futures	209,626	*	Due from/to broker—variation margin futures	328,114	*
Interest rate contracts	Due from/to broker—variation margin centrally cleared swaps	5,140,737	*	Due from/to broker—variation margin centrally cleared swaps	3,853,082	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	11,235,894		Unrealized depreciation on OTC swap agreements	4,506,992
Interest rate contracts	Premiums paid for OTC swap agreements	39,302		Premiums received for OTC swap agreements	81,983

Total		$31,911,551			$22,475,508

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

72

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward and Cross Currency Contracts**	Forward Rate Agreements	Swaps	Total
Credit contracts	$(1,262,765)	$1,352,765	$—	$—	$—	$75,791	$165,791
Foreign exchange contracts	(553,795)	524,646	—	2,250,989	—	—	2,221,840
Interest rate contracts	(251,589)	101,422	5,793,397	—	(3,064)	(506,290)	5,133,876

	$(2,068,149)	$1,978,833	$5,793,397	$2,250,989	$(3,064)	$(430,499)	$7,521,507

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
**	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward and Cross Currency Contracts**	Forward Rate Agreements	Swaps	Total
Credit contracts	$300,483	$(153,458)	$—	$—	$—	$304,246	$451,271
Foreign exchange contracts	(126,742)	485,792	—	1,564,819	—	—	1,923,869
Interest rate contracts	(163,717)	(52,652)	(281,071)	—	36,385	64,181	(396,874)

	$10,024	$279,682	$(281,071)	$1,564,819	$36,385	$368,427	$1,978,266

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended April 30, 2016, the Fund’s average volume of derivative activities are as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(3)	Futures Contracts— Short Positions(3)	Forward Foreign Currency Exchange Contracts— Purchased(4)	Forward Foreign Currency Exchange Contracts— Sold(4)	Cross Currency Exchange Contracts(3)
$3,483,719	$529,499	$252,969,127	$125,983,747	$178,048,152	$134,004,141	$26,934,475

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	73

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward Rate Agreements(2)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)	Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)	Total Return Swap Agreements(2)
$10,400	$620,444	$18,833	$141,165	$67,214	$10,467

(1)	Cost.
(2)	Notional Amount in USD (000).
(3)	Value at Trade Date.
(4)	Value at Settlement Date.

Offsetting of OTC derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received	Net Amount
Bank of America	$709,513	$(89,737)	$(603,286)	$16,490
Bank of Nova Scotia	237,895	—	(237,895)	—
Barclays Capital Group	2,085,827	(1,508,156)	(374,997)	202,674
BNP Paribas	1,879	—	—	1,879
Citigroup Global Markets	9,530,489	(3,705,840)	(2,218,000)	3,606,649
Credit Suisse First Boston Corp.	1,861,618	(1,861,618)	—	—
Deutsche Bank AG	2,841,374	(2,099,069)	(640,000)	102,305
Goldman Sachs & Co.	551,145	(551,145)	—	—
Hong Kong & Shanghai Bank	2,212,437	(2,212,437)	—	—
JPMorgan Chase	5,399,349	(2,802,604)	(2,596,745)	—
Morgan Stanley	472,599	(327,708)	—	144,891
Royal Bank of Scotland Group PLC	45,450	—	—	45,450
Toronto Dominion	183,500	(68,117)	—	115,383
UBS AG	428,113	(395,251)	—	32,862

	$26,561,188

See Notes to Financial Statements.

74

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged	Net Amount
Bank of America	$(89,737)	$89,737	$—	$—
Bank of Nova Scotia	—	—	—	—
Barclays Capital Group	(1,508,156)	1,508,156	—	—
BNP Paribas	—	—	—	—
Citigroup Global Markets	(3,705,840)	3,705,840	—	—
Credit Suisse First Boston Corp.	(3,246,778)	1,861,618	905,224	(479,936)
Deutsche Bank AG	(2,099,069)	2,099,069	—	—
Goldman Sachs & Co.	(1,265,246)	551,145	714,101	—
Hong Kong & Shanghai Bank	(2,766,306)	2,212,437	532,000	(21,869)
JPMorgan Chase	(2,802,604)	2,802,604	—	—
Morgan Stanley	(327,708)	327,708	—	—
Royal Bank of Scotland Group PLC	—	—	—	—
Toronto Dominion	(68,117)	68,117	—	—
UBS AG	(395,251)	395,251	—	—

	$(18,274,812)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	75

Statement of Assets & Liabilities (unaudited)

as of April 30, 2016

Assets
Investments at value:
Unaffiliated investments (cost $319,917,290)	$318,411,200
Affiliated investments (cost $25,448,130)	25,448,130
Cash	168,311
Foreign currency, at value (cost $7,291,477)	7,333,802
Deposit with broker for futures	1,050,000
Cash segregated for counterparty—OTC	802,000
Unrealized appreciation on OTC swap agreements	15,623,918
Unrealized appreciation on OTC forward foreign currency exchange contracts	7,658,192
Receivable for Fund shares sold	4,596,055
Dividends and interest receivable	3,840,190
Receivable for investments sold	1,503,855
Unrealized appreciation on OTC cross currency exchange contracts	609,020
Premium paid for OTC swap agreements	376,642
Due from broker—variation margin futures	283,037
Tax reclaim receivable	237
Prepaid expenses	1,053

Total assets	387,705,642

Liabilities
Unrealized depreciation on OTC swap agreements	6,680,926
Unrealized depreciation on OTC forward foreign currency exchange contracts	5,186,473
Premium received for OTC swap agreements	4,014,848
Payable for investments purchased	2,965,257
Options written outstanding, at value (premiums received $2,746,981)	1,985,936
Payable for Fund shares reacquired	845,108
Unrealized depreciation on OTC cross currency exchange contracts	406,629
Accrued expenses and other liabilities	267,814
Due to broker—variation margin swaps	150,645
Dividends payable	143,425
Management fee payable	125,794
Distribution fee payable	60,286
Affiliated transfer agent fee payable	18,472

Total liabilities	22,851,613

Net Assets	$364,854,029

Net assets were comprised of:
Common stock, at par	$541,732
Paid-in capital in excess of par	357,222,599

357,764,331
Distributions in excess of net investment income	(3,875,518)
Accumulated net realized loss on investment and foreign currency transactions	(1,119,743)
Net unrealized appreciation on investments and foreign currencies	12,084,959

Net assets, April 30, 2016	$364,854,029

See Notes to Financial Statements.

76

Class A
Net asset value and redemption price per share ($162,628,626 ÷ 24,200,123 shares of common stock issued and outstanding)	$6.72
Maximum sales charge (4.50% of offering price)	0.32

Maximum offering price to public	$7.04

Class B
Net asset value, offering price and redemption price per share ($4,495,888 ÷ 669,227 shares of common stock issued and outstanding)	$6.72

Class C
Net asset value, offering price and redemption price per share ($29,640,505 ÷ 4,418,546 shares of common stock issued and outstanding)	$6.71

Class Q
Net asset value, offering price and redemption price per share ($29,126,418 ÷ 4,282,021 shares of common stock issued and outstanding)	$6.80

Class Z
Net asset value, offering price and redemption price per share ($138,962,592 ÷ 20,603,326 shares of common stock issued and outstanding)	$6.74

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	77

Statement of Operations (unaudited)

Six Months Ended April 30, 2016

Net Investment Income
Income
Interest income	$6,160,000
Affiliated dividend income	21,764
Unaffiliated dividend income	3,458

Total income	6,185,222

Expenses
Management fee	977,082
Distribution fee—Class A	189,317
Distribution fee—Class B	22,143
Distribution fee—Class C	142,692
Transfer agent’s fees and expenses (including affiliated expense of $37,300)	227,000
Custodian and accounting fees	169,000
Registration fees	49,000
Shareholders’ reports	34,000
Audit fee	31,000
Legal fees and expenses	12,000
Directors’ fees	9,000
Insurance expenses	2,000
Loan interest expense	334
Miscellaneous	9,842

Total expenses	1,874,410
Less: Management fee waiver and/or expense reimbursement	(283,527)

Net expenses	1,590,883

Net investment income	4,594,339

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(6,405,294)
Futures transactions	5,793,397
Options written transactions	1,978,833
Forward rate agreement transactions	(3,064)
Swap agreement transactions	(430,499)
Foreign currency transactions	3,226,924

4,160,297

Net change in unrealized appreciation (depreciation) on:
Investments	9,080,527
Futures	(281,071)
Options written	279,682
Forward rate agreements	36,385
Swap agreements	368,427
Foreign currencies	1,731,461

11,215,411

Net gain on investment and foreign currency transactions	15,375,708

Net Increase In Net Assets Resulting From Operations	$19,970,047

See Notes to Financial Statements.

78

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$4,594,339	$9,103,624
Net realized gain (loss) on investment and foreign currency transactions	4,160,297	(8,789,031)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	11,215,411	(11,691,956)

Net increase (decrease) in net assets resulting from operations	19,970,047	(11,377,363)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(2,761,100)	(1,169,699)
Class B	(64,631)	(28,994)
Class C	(415,926)	(174,508)
Class Q	(540,072)	(132,530)
Class Z	(2,215,843)	(910,710)

	(5,997,572)	(2,416,441)

Tax return of capital distributions
Class A	—	(5,067,571)
Class B	—	(125,615)
Class C	—	(756,034)
Class Q	—	(574,168)
Class Z	—	(3,945,532)

	—	(10,468,920)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	70,182,252	155,213,202
Net asset value of shares issued in reinvestment of dividends and distributions	5,109,145	10,418,377
Cost of shares reacquired	(58,161,171)	(159,746,788)

Net increase in net assets from Fund share transactions	17,130,226	5,884,791

Total increase (decrease)	31,102,701	(18,377,933)

Net Assets:
Beginning of period	333,751,328	352,129,261

End of period	$364,854,029	$333,751,328

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	79

Notes to Financial Statements (unaudited)

Prudential Global Total Return Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s investment objective is to seek total return, made up of current income and capital appreciation. The Fund is a non-diversified fund.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

80

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Prudential Global Total Return Fund, Inc.	81

Notes to Financial Statements (unaudited) (continued)

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the funds. These are insurance-like products that are called Connecticut Avenue Securities by Fannie Mae and Structured Agency Credit Risk securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

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Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gain (loss) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily

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Notes to Financial Statements (unaudited) (continued)

fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the

84

Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an OTC option, also bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund entered into credit default, interest rate and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities

Prudential Global Total Return Fund, Inc.	85

Notes to Financial Statements (unaudited) (continued)

comprising a credit index. The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

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Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Inflation Swaps: The Fund may enter into inflation swap agreements to provide a measure of protection against the effect of inflation on yield. Inflation swap agreements involve two parties exchanging cash flows at a later date at rates related to inflation indices.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations,

Prudential Global Total Return Fund, Inc.	87

Notes to Financial Statements (unaudited) (continued)

agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2016, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are

88

calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions from net realized capital and currency gains, if any, are paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Fixed Income (“PFI”), which is a business unit of PGIM, Inc. The subadvisory agreement provides that PFI will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PFI is obligated to keep certain books and records of the Fund. PI pays for the services of PFI, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

Effective July 1, 2015, the management fee paid to PI is accrued daily and payable monthly at an annual rate of .60% of the Fund’s average daily net assets up to $2 billion

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Notes to Financial Statements (unaudited) (continued)

and .575% of such assets in excess of $2 billion. Prior to July 1, 2015, the management fee paid to PI was accrued daily and payable monthly at an annual rate of ..65% of the Fund’s average daily net assets up to $1 billion and .60% of such assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursement was .60% for the six months ended April 30, 2016. The effective management fee rate net of waivers and/or expense reimbursement was .43%.

Effective July 1, 2015, PI has contractually agreed through February 28, 2017 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest, transfer agency expenses (including sub-transfer agency and networking fees), brokerage commissions and acquired fund fees and expenses) of each class of shares to .62% of the Fund’s average daily net assets. Prior to July 1, 2015, PI had contractually agreed through February 29, 2016 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to .81% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, B and C plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. Effective March 9, 2015, the Class A contractual distribution and service (12b-1) fees were reduced from ..30% to .25% of the average daily net assets and the contractual 12b-1 fee waiver of .05% was terminated.

PIMS has advised the Fund that it has received $100,344 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2016, it has received $5,413 and $2,165 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, for six months ended April 30, 2016, were $122,937,142 and $130,962,968, respectively.

Transactions in options written during the six months ended April 30, 2016, were as follows:

	Notional Amount (000)	Premium
Balance at beginning of period	711,090	$2,236,153
Written options	1,634,120	5,460,302
Expired options	(940,070)	(1,829,139)
Closed options	(946,990)	(3,120,335)

Balance at end of period	458,150	$2,746,981

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2016 were as follows:

Tax Basis	$349,396,970

Appreciation	7,605,114
Depreciation	(13,142,754)

Net Unrealized Depreciation	$(5,537,640)

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Notes to Financial Statements (unaudited) (continued)

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after November 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2015, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$903,000

Pre-Enactment Losses:
Expiring 2017	$566,000

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although the CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

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Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2 billion authorized shares of common stock at $.01 par value per share, designated Class A, Class B, Class C, Class Q and Class Z, each of which consists of 500 million, 200 million, 400 million, 400 million and 500 million authorized shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2016:
Shares sold	3,114,994	$20,188,984
Shares issued in reinvestment of dividends and distributions	355,610	2,296,816
Shares reacquired	(3,659,463)	(23,440,924)

Net increase (decrease) in shares outstanding before conversion	(188,859)	(955,124)
Shares issued upon conversion from other share class(es)	26,472	169,703
Shares reacquired upon conversion into other share class(es)	(48,789)	(314,798)

Net increase (decrease) in shares outstanding	(211,176)	$(1,100,219)

Year ended October 31, 2015:
Shares sold	5,548,835	$36,890,776
Shares issued in reinvestment of dividends and distributions	759,701	5,013,586
Shares reacquired	(9,371,989)	(61,628,252)

Net increase (decrease) in shares outstanding before conversion	(3,063,453)	(19,723,890)
Shares issued upon conversion from other share class(es)	46,307	302,604
Shares reacquired upon conversion into other share class(es)	(251,185)	(1,667,933)

Net increase (decrease) in shares outstanding	(3,268,331)	$(21,089,219)

Class B
Six months ended April 30, 2016:
Shares sold	33,595	$216,573
Shares issued in reinvestment of dividends and distributions	6,807	43,909
Shares reacquired	(87,124)	(557,226)

Net increase (decrease) in shares outstanding before conversion	(46,722)	(296,744)
Shares reacquired upon conversion into other share class(es)	(7,186)	(46,028)

Net increase (decrease) in shares outstanding	(53,908)	$(342,772)

Year ended October 31, 2015:
Shares sold	51,935	$346,889
Shares issued in reinvestment of dividends and distributions	16,287	107,537
Shares reacquired	(264,411)	(1,753,411)

Net increase (decrease) in shares outstanding before conversion	(196,189)	(1,298,985)
Shares reacquired upon conversion into other share class(es)	(32,918)	(214,240)

Net increase (decrease) in shares outstanding	(229,107)	$(1,513,225)

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Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended April 30, 2016:
Shares sold	425,507	$2,732,625
Shares issued in reinvestment of dividends and distributions	49,342	317,992
Shares reacquired	(590,920)	(3,779,522)

Net increase (decrease) in shares outstanding before conversion	(116,071)	(728,905)
Shares reacquired upon conversion into other share class(es)	(37,878)	(246,820)

Net increase (decrease) in shares outstanding	(153,949)	$(975,725)

Year ended October 31, 2015:
Shares sold	1,188,987	$7,937,674
Shares issued in reinvestment of dividends and distributions	106,913	704,089
Shares reacquired	(1,538,215)	(10,072,556)

Net increase (decrease) in shares outstanding before conversion	(242,315)	(1,430,793)
Shares reacquired upon conversion into other share class(es)	(239,200)	(1,578,575)

Net increase (decrease) in shares outstanding	(481,515)	$(3,009,368)

Class Q
Six months ended April 30, 2016:
Shares sold	511,148	$3,334,543
Shares issued in reinvestment of dividends and distributions	82,667	540,519
Shares reacquired†	(469,530)	(3,042,819)

Net increase (decrease) in shares outstanding	124,285	$832,243

Year ended October 31, 2015:
Shares sold	4,139,894	$28,092,650
Shares issued in reinvestment of dividends and distributions	106,797	705,742
Shares reacquired	(213,630)	(1,414,568)

Net increase (decrease) in shares outstanding	4,033,061	$27,383,824

Class Z
Six months ended April 30, 2016:
Shares sold	6,708,065	$43,709,527
Shares issued in reinvestment of dividends and distributions	294,257	1,909,909
Shares reacquired	(4,250,825)	(27,340,680)

Net increase (decrease) in shares outstanding before conversion	2,751,497	18,278,756
Shares issued upon conversion from other share class(es)	85,641	557,481
Shares reacquired upon conversion into other share class(es)	(18,564)	(119,538)

Net increase (decrease) in shares outstanding	2,818,574	$18,716,699

Year ended October 31, 2015:
Shares sold	12,230,446	$81,945,213
Shares issued in reinvestment of dividends and distributions	587,673	3,887,423
Shares reacquired	(12,838,846)	(84,878,001)

Net increase (decrease) in shares outstanding before conversion	(20,727)	954,635
Shares issued upon conversion from other shares class(es)	487,045	3,239,969
Shares reacquired upon conversion into other share class(es)	(12,367)	(81,825)

Net increase (decrease) in shares outstanding	453,951	$4,112,779

†	Includes affiliated redemption of 1.680 shares with a value of $10,785 for Class Q Shares.

94

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended April 30, 2016. The average daily balance for the 10 days that the Fund had loans outstanding during the period was $773,900, borrowed at a weighted average interest rate of 1.56%. The maximum loan outstanding amount during the period was $2,086,000. At April 30, 2016, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Global Total Return Fund, Inc.	95

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.45		$6.88	$6.92	$7.21	$6.99	$7.42
Income (loss) from investment operations:
Net investment income	.09		.17	.19	.21	.22	.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.30		(.37)	.06	(.21)	.31	.05
Total from investment operations	.39		(.20)	.25	- (e)	.53	.28
Less Dividends and Distributions:
Dividends from net investment income*	(.12)		(.04)	(.15)	(.18)	(.28)	(.71)
Tax return of capital distributions	-		(.19)	(.14)	(.11)	(.03)	-
Total dividends and distributions	(.12)		(.23)	(.29)	(.29)	(.31)	(.71)
Net asset value, end of period	$6.72		$6.45	$6.88	$6.92	$7.21	$6.99
Total Return(b):	6.08%		(2.90)%	3.67%	.07%	7.86%	4.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$162,629		$157,404	$190,394	$161,099	$176,970	$154,056
Average net assets (000)	$152,290		$175,942	$163,155	$180,342	$162,268	$125,292
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.02%	(f)	1.05%	1.25%	1.23%	1.31%	1.35%
Expenses before waivers and/or expense reimbursement	1.19%	(f)	1.24%	1.30%	1.28%	1.36%	1.44%
Net investment income	2.79%	(f)	2.50%	2.79%	2.99%	3.17%	3.28%
Portfolio turnover rate	43%	(g)	95%	65%	79%	97%	203%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets.
(e)	Less than $.005 per share.
(f)	Annualized.
(g)	Not annualized.
*	Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

96

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.44		$6.88	$6.92	$7.21	$6.99	$7.41
Income (loss) from investment operations:
Net investment income	.07		.12	.14	.16	.17	.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.30		(.38)	.06	(.21)	.30	.06
Total from investment operations	.37		(.26)	.20	(.05)	.47	.23
Less Dividends and Distributions:
Dividends from net investment income*	(.09)		(.03)	(.10)	(.13)	(.22)	(.65)
Tax return of capital distributions	-		(.15)	(.14)	(.11)	(.03)	-
Total dividends and distributions	(.09)		(.18)	(.24)	(.24)	(.25)	(.65)
Net asset value, end of period	$6.72		$6.44	$6.88	$6.92	$7.21	$6.99
Total Return(b):	5.86%		(3.75)%	2.90%	(.68)%	7.06%	3.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,496		$4,660	$6,548	$7,084	$6,748	$5,018
Average net assets (000)	$4,453		$5,469	$6,790	$7,299	$5,744	$3,465
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.77%	(d)	1.80%	2.00%	1.98%	2.06%	2.10%
Expenses before waivers and/or expense reimbursement	1.94%	(d)	1.97%	2.00%	1.98%	2.06%	2.14%
Net investment income	2.04%	(d)	1.77%	2.05%	2.25%	2.40%	2.52%
Portfolio turnover rate	43%	(e)	95%	65%	79%	97%	203%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
*	Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	97

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.44		$6.86	$6.90	$7.19	$6.97	$7.39
Income (loss) from investment operations:
Net investment income	.07		.12	.14	.16	.17	.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.29		(.36)	.06	(.21)	.31	.07
Total from investment operations	.36		(.24)	.20	(.05)	.48	.24
Less Dividends and Distributions:
Dividends from net investment income*	(.09)		(.03)	(.10)	(.13)	(.23)	(.66)
Tax return of capital distributions	-		(.15)	(.14)	(.11)	(.03)	-
Total dividends and distributions	(.09)		(.18)	(.24)	(.24)	(.26)	(.66)
Net asset value, end of period	$6.71		$6.44	$6.86	$6.90	$7.19	$6.97
Total Return(b):	5.71%		(3.48)%	2.90%	(.68)%	7.08%	4.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,641		$29,427	$34,691	$31,424	$33,988	$19,408
Average net assets (000)	$28,697		$33,144	$30,378	$36,071	$27,739	$10,010
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.77%	(d)	1.80%	2.00%	1.98%	2.06%	2.05%
Expenses before waivers and/or expense reimbursement	1.94%	(d)	1.97%	2.00%	1.98%	2.06%	2.14%
Net investment income	2.05%	(d)	1.76%	2.05%	2.24%	2.39%	2.56%
Portfolio turnover rate	43%	(e)	95%	65%	79%	97%	203%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
*	Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

98

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,			February 3, 2012(d) through October 31,
	2016		2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.53		$6.97	$6.94	$7.23	$6.97
Income (loss) from investment operations:
Net investment income	.10		.17	.23	.24	.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.30		(.36)	.12	(.21)	.28
Total from investment operations	.40		(.19)	.35	.03	.46
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.05)	(.18)	(.21)	(.19)
Tax return of capital distributions	-		(.20)	(.14)	(.11)	(.01)
Total dividends and distributions	(.13)		(.25)	(.32)	(.32)	(.20)
Net asset value, end of period	$6.80		$6.53	$6.97	$6.94	$7.23
Total Return(b):	6.21%		(2.71)%	5.09%	.46%	6.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,126		$27,141	$869	$62	$11
Average net assets (000)	$27,170		$19,157	$295	$13	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.62%	(e)	.72%	.87%	.85%	.92%	(e)
Expenses before waivers and/or expense reimbursement	.79%	(e)	.82%	.87%	.85%	.92%	(e)
Net investment income	3.14%	(e)	2.64%	3.24%	3.48%	3.42%	(e)
Portfolio turnover rate	43%	(f)	95%	65%	79%	97%	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Commencement of offering.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	99

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.47		$6.90	$6.94	$7.23	$7.01	$7.44
Income (loss) from investment operations:
Net investment income	.10		.18	.21	.22	.23	.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.29		(.36)	.06	(.20)	.31	.08
Total from investment operations	.39		(.18)	.27	.02	.54	.30
Less Dividends and Distributions:
Dividends from net investment income*	(.12)		(.05)	(.17)	(.20)	(.29)	(.73)
Tax return of capital distributions	-		(.20)	(.14)	(.11)	(.03)	-
Total dividends and distributions	(.12)		(.25)	(.31)	(.31)	(.32)	(.73)
Net asset value, end of period	$6.74		$6.47	$6.90	$6.94	$7.23	$7.01
Total Return(b):	6.19%		(2.66)%	3.92%	.31%	8.10%	4.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$138,963		$115,119	$119,628	$56,817	$83,077	$42,330
Average net assets (000)	$114,878		$129,045	$71,247	$81,390	$58,999	$12,813
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.77%	(d)	.80%	1.00%	.98%	1.06%	1.10%
Expenses before waivers and/or expense reimbursement	.94%	(d)	.96%	1.00%	.98%	1.06%	1.14%
Net investment income	3.01%	(d)	2.73%	3.00%	3.18%	3.37%	3.50%
Portfolio turnover rate	43%	(e)	95%	65%	79%	97%	203%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
*	Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

100

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Global Total Return Fund, Inc., Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

SHARE CLASS	A	B	C	Q	Z
NASDAQ	GTRAX	PBTRX	PCTRX	PGTQX	PZTRX
CUSIP	74439A103	74439A202	74439A301	74439A509	74439A400

MF169E2    0293073-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2016